                            AMERICAN GROWTH SERIES

                     Individual Variable Annuity Contracts

               Issued By
 New England Variable Annuity Separate
               Account of                   Annuity Administrative Office
  New England Life Insurance Company               P.O. Box 14594
          501 Boylston Street                 Des Moines, IA 50306-3594
      Boston, Massachusetts 02116
            (800) 435-4117

   This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more sub-accounts investing in these Eligible Funds of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust, and the American Funds Insurance Series.

AMERICAN FUNDS INSURANCE SERIES(R)
American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

MET INVESTORS SERIES TRUST
BlackRock Large Cap Core Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge
 Aggressive Growth Portfolio)
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Janus Forty Portfolio
Loomis Sayles Global Markets Portfolio
Lord Abbett Bond Debenture Portfolio
Lord Abbett Mid Cap Value Portfolio
Met/Franklin Low Duration Total Return Portfolio
MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Mid Cap Growth Portfolio

MET INVESTORS SERIES TRUST--ASSET ALLOCATION PORTFOLIOS
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
MetLife Aggressive Strategy Portfolio
MetLife Growth Strategy Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio

METROPOLITAN FUND
Baillie Gifford International Stock Portfolio
Barclays Aggregate Bond Index Portfolio (formerly Barclays Capital Aggregate
 Bond Index Portfolio)
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap
 Growth Portfolio)
BlackRock Diversified Portfolio
BlackRock Large Cap Value Portfolio
BlackRock Money Market Portfolio
Davis Venture Value Portfolio
Frontier Mid Cap Growth Portfolio (formerly BlackRock Aggressive Growth
 Portfolio)
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
Met/Artisan Mid Cap Value Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
MSCI EAFE(R) Index Portfolio
Neuberger Berman Genesis Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

METROPOLITAN FUND--ASSET ALLOCATION PORTFOLIOS
MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio

   You may also allocate purchase payments to a Fixed Account. Limits apply to transfers to and from the Fixed Account.

   Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.

   You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 29, 2013. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-80 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 1095 Avenue of the Americas, New York, New York 10036, 1-800-777-5897 or visit our website at www.metlife.com.

   NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE SEC MAINTAINS A WEB SITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

   YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5897. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

   WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.
                                APRIL 29, 2013

                      TABLE OF CONTENTS OF THE PROSPECTUS

                                                          PAGE
                                                          ----
                 GLOSSARY OF SPECIAL TERMS USED IN THIS
                   PROSPECTUS............................  A-4
                 HIGHLIGHTS..............................  A-5
                 EXPENSE TABLE...........................  A-8
                 HOW THE CONTRACT WORKS.................. A-13
                 THE COMPANY............................. A-14
                 THE VARIABLE ACCOUNT.................... A-14
                 INVESTMENTS OF THE VARIABLE ACCOUNT..... A-14
                    Investment Advice.................... A-20
                    Share Classes of the Eligible Funds.. A-23
                    Substitution of Investments.......... A-23
                 GUARANTEED OPTION....................... A-24
                 THE CONTRACTS........................... A-24
                    Purchase Payments.................... A-24
                    Ten Day Right to Review.............. A-25
                    Allocation of Purchase Payments...... A-25
                    State Variations..................... A-25
                    Contract Value and Accumulation Unit
                      Value.............................. A-26
                    Payment on Death Prior to
                      Annuitization...................... A-26
                        Beneficiary Continuation......... A-28
                        Special Options for Spouse....... A-28
                    Transfer Privilege................... A-29
                    Dollar Cost Averaging................ A-31
                    Asset Rebalancing.................... A-33
                    Surrenders........................... A-33
                    Systematic Withdrawals............... A-34
                    Loan Provision for Certain Tax
                      Benefited Retirement Plans......... A-35
                    Suspension of Payments............... A-36
                    Ownership Rights..................... A-36
                    Requests and Elections............... A-37
                    Confirming Transactions.............. A-38
                 ADMINISTRATION CHARGES, CONTINGENT
                   DEFERRED SALES CHARGE AND OTHER
                   DEDUCTIONS............................ A-38
                    Administration Contract Charge....... A-39
                    Administration Asset Charge.......... A-39
                    Mortality and Expense Risk Charge.... A-39
                    Contingent Deferred Sales Charge..... A-39
                    Premium Tax Charge................... A-42
                    Other Expenses....................... A-43
                 ANNUITY PAYMENTS........................ A-43
                    Election of Annuity.................. A-43
                    Annuity Options...................... A-44
                    Amount of Variable Annuity Payments.. A-45
                 RETIREMENT PLANS OFFERING FEDERAL TAX
                   BENEFITS.............................. A-46

                                                          PAGE
                                                          ----
                 FEDERAL INCOME TAX CONSIDERATIONS....... A-47
                    Taxation of Non-Qualified Contracts.. A-47
                    Taxation of Qualified Contracts...... A-50
                    Possible Tax Law Changes............. A-53
                 VOTING RIGHTS........................... A-54
                 DISTRIBUTION OF THE CONTRACTS........... A-54
                 THE FIXED ACCOUNT....................... A-56
                    Contract Value and Fixed Account
                      Transactions....................... A-56
                 INVESTMENT PERFORMANCE INFORMATION...... A-57
                    Yields............................... A-57
                    Standard Return...................... A-57
                    Non-Standard Return.................. A-57
                    Other Performance.................... A-58
                 LEGAL PROCEEDINGS....................... A-58
                 FINANCIAL STATEMENTS.................... A-58
                 ACCUMULATION UNIT VALUES (Condensed
                   Financial Information)................ A-59
                 APPENDIX A: Consumer Tips............... A-75
                 APPENDIX B: Contingent Deferred Sales
                   Charge................................ A-76
                 APPENDIX C: Premium Tax................. A-77
                 APPENDIX D: Exchanged Contracts......... A-78
                 TABLE OF CONTENTS OF THE STATEMENT OF
                   ADDITIONAL INFORMATION................ A-80

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

   We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

   ACCOUNT.  A sub-account of the Variable Account or the Fixed Account.

   ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

   ANNUITANT.  The person on whose life the Contract is issued.

   ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

   ANNUITY UNIT. An accounting device used to calculate the dollar amount of annuity payments.

   BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

   CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

   DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

   FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

   GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

   MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

   OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

   PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.

   VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into sub-accounts; each invests in shares of one Eligible Fund.

   VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                  HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

   Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

   If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

THE CONTRACTS:

   The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

PURCHASE PAYMENTS:

   Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the initial and subsequent purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See "Purchase Payments.") If you send your purchase payments to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

OWNERSHIP:

   The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the death benefit. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs"), and plans qualified under 401(a) and 457 of the
Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

   Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

   FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

   For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:

   You may allocate purchase payments net of certain charges to the Subaccounts (Eligible Funds) or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.

   You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to frequent or large transfers (See "Transfer Privilege--Restrictions on Frequent Transfers" and "Transfer Privilege--Restrictions on Large Transfers.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, we have the right to restrict you to one transfer per year. Currently we do not apply this limit, but we do apply special limits to "market timing" Special limits may apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.

CHARGES:

   We apply the following charges to your Contract:

  .  premium tax charge, in some states

  . mortality and expense risk charge equal to an annual rate of 1.30% (1.55% for certain sub-accounts) of each sub-account's daily net assets

  . administration asset charge equal to an annual rate of 0.10% of the Variable Account's daily net assets

  . annual contract administration charge equal to the lesser of $30 and 2% of contract value

  . a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions. (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law).

   Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

   We do not deduct a sales charge from purchase payments.

   For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

   After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.)

PAYMENT ON DEATH:

   If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

   Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

   Death Proceeds are taxable and generally are included in the income of the recipient as follows:

  . If received under an annuity payment option, they are taxed in the same manner as annuity payments.

  . If distributed in a lump sum, they are taxed in the same manner as a full surrender.

SURRENDERS:

   Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) A withdrawal may be subject to federal income tax, and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Considerations.")

   A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.

   In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")

OTHER

   We are obligated to pay all money we owe under the Contracts, including death benefits, and annuity payments. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party.

REPLACEMENT OF CONTRACTS

   EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the morality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

   OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                 EXPENSE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted (see "Premium Tax Charge" for more information).

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchase Payments...................................               None
Contingent Deferred Sales Charge (as a percentage of each purchase payment).                 7%
                                                                             declining annually
                                                                                    see Note(1)
Transfer Fee(2).............................................................                 $0

NOTES:

/(1)/The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

                 NUMBER OF COMPLETE YEARS FROM RECEIPT
                OF PURCHASE PAYMENT                      CHARGE
                -------------------------------------    ------
                   0                                       7%
                   1                                       6%
                   2                                       5%
                   3                                       4%
                   4                                       3%
                   5                                       2%
                   6                                       1%
                7 and thereafter                           0%

(2)We reserve the right to limit the number and amount of transfers and impose a transfer fee.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE

Administration Contract Charge(1)............................................... $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the sub-accounts)

                                                            AMERICAN FUNDS
                                                          BOND SUB-ACCOUNT,
                                                        AMERICAN FUNDS GROWTH
                                                     SUB-ACCOUNT, AMERICAN FUNDS
                                                    GROWTH-INCOME SUB-ACCOUNT AND
                                                        AMERICAN FUNDS GLOBAL        ALL OTHER
                                                   SMALL CAPITALIZATION SUB-ACCOUNT SUB-ACCOUNTS
                                                   -------------------------------- ------------
Mortality and Expense Risk Charge(2)..............              1.55%                  1.30%
Administration Asset Charge.......................              0.10%                  0.10%
                                                                -----                  -----
       Total Variable Account Annual Expenses.....              1.65%                  1.40%

NOTES:

(1)The Administration Contract Charge is not imposed after annuitization.

(2)We are waiving the following amounts of the Mortality and Expense Risk
   Charge: 0.08% for the Subaccount investing in BlackRock Large-Cap Core Portfolio; and the amount, if any, of the underlying fund expenses in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio (Class B).

   The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
ASSETS)

                                                                    MINIMUM* MAXIMUM
                                                                    -------- -------
Total Annual Eligible Fund Operating Expenses/(1)/
  (expenses that are deducted from Eligible Fund assets, including
  management fees, distribution (12b-1) fees, and other expenses)..   0.35%   1.21%

NOTE:


(1)The range of Total Annual Eligible Fund Operating Expenses does not take into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses.


*Does not take into consideration any portfolio of the American Funds Insurance
 Series for which an additional Mortality and Expense charge applies.

   The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2012, before and after any applicable contractual expense subsidy or expense deferral arrangement.

ANNUAL ELIGIBLE FUND FEES AND EXPENSES

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                            DISTRIBUTION
                                                               AND/OR             ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                              SERVICE             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                 MANAGEMENT   (12B-1)     OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                    FEE         FEES     EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
                                                 ---------- ------------ -------- --------- --------- ------------- ---------

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
American Funds Bond Fund........................   0.37%       0.25%      0.02%     0.00%     0.64%          --       0.64%
American Funds Global Small Capitalization
 Fund...........................................   0.71%       0.25%      0.04%     0.00%     1.00%          --       1.00%
American Funds Growth Fund......................   0.33%       0.25%      0.02%     0.00%     0.60%          --       0.60%
American Funds Growth-Income Fund...............   0.27%       0.25%      0.02%     0.00%     0.54%          --       0.54%

MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation Portfolio
 -- Class C.....................................   0.06%       0.55%      0.01%     0.38%     1.00%          --       1.00%
American Funds(R) Growth Allocation Portfolio
 -- Class C.....................................   0.07%       0.55%      0.01%     0.38%     1.01%          --       1.01%
American Funds(R) Moderate Allocation Portfolio
 -- Class C.....................................   0.06%       0.55%      0.01%     0.37%     0.99%          --       0.99%
BlackRock Large Cap Core Portfolio --
 Class B........................................   0.59%       0.25%      0.05%     0.00%     0.89%       0.01%       0.88%
Clarion Global Real Estate Portfolio --
 Class B........................................   0.60%       0.25%      0.06%     0.00%     0.91%          --       0.91%
ClearBridge Aggressive Growth Portfolio --
 Class A........................................   0.61%       0.00%      0.03%     0.00%     0.64%          --       0.64%
Harris Oakmark International Portfolio --
 Class E........................................   0.77%       0.15%      0.06%     0.00%     0.98%       0.02%       0.96%
Invesco Small Cap Growth Portfolio --
 Class B........................................   0.85%       0.25%      0.02%     0.00%     1.12%       0.01%       1.11%
Janus Forty Portfolio -- Class B................   0.63%       0.25%      0.03%     0.00%     0.91%       0.01%       0.90%
Loomis Sayles Global Markets Portfolio --
 Class B........................................   0.70%       0.25%      0.09%     0.00%     1.04%          --       1.04%
Lord Abbett Bond Debenture Portfolio --
 Class B........................................   0.51%       0.25%      0.03%     0.00%     0.79%          --       0.79%

                                                             DISTRIBUTION
                                                                AND/OR             ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                               SERVICE             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                  MANAGEMENT   (12B-1)     OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                     FEE         FEES     EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
                                                  ---------- ------------ -------- --------- --------- ------------- ---------
Lord Abbett Mid Cap Value Portfolio --
 Class B.........................................   0.65%       0.25%      0.04%     0.06%     1.00%       0.00%       1.00%
Met/Franklin Low Duration Total Return
 Portfolio -- Class B............................   0.50%       0.25%      0.07%     0.00%     0.82%       0.02%       0.80%
MetLife Aggressive Strategy Portfolio --
 Class B.........................................   0.09%       0.25%      0.01%     0.72%     1.07%          --       1.07%
MetLife Growth Strategy Portfolio -- Class B.....   0.06%       0.25%      0.00%     0.69%     1.00%          --       1.00%
MFS(R) Research International Portfolio --
 Class B.........................................   0.68%       0.25%      0.07%     0.00%     1.00%       0.05%       0.95%
Morgan Stanley Mid Cap Growth Portfolio --
 Class B.........................................   0.65%       0.25%      0.07%     0.00%     0.97%       0.01%       0.96%
Oppenheimer Global Equity Portfolio --
 Class B.........................................   0.67%       0.25%      0.09%     0.00%     1.01%       0.02%       0.99%
PIMCO Inflation Protected Bond Portfolio --
 Class B.........................................   0.47%       0.25%      0.11%     0.00%     0.83%          --       0.83%
PIMCO Total Return Portfolio -- Class B..........   0.48%       0.25%      0.03%     0.00%     0.76%          --       0.76%
SSgA Growth and Income ETF Portfolio --
 Class B.........................................   0.31%       0.25%      0.01%     0.24%     0.81%          --       0.81%
SSgA Growth ETF Portfolio -- Class B.............   0.32%       0.25%      0.03%     0.25%     0.85%          --       0.85%
T. Rowe Price Mid Cap Growth Portfolio --
 Class B.........................................   0.75%       0.25%      0.03%     0.00%     1.03%          --       1.03%

METROPOLITAN SERIES FUND
Baillie Gifford International Stock Portfolio --
 Class A.........................................   0.81%       0.00%      0.10%     0.00%     0.91%       0.10%       0.81%
Barclays Aggregate Bond Index Portfolio --
 Class B.........................................   0.25%       0.25%      0.04%     0.00%     0.54%       0.01%       0.53%
BlackRock Bond Income Portfolio -- Class A.......   0.32%       0.00%      0.04%     0.00%     0.36%       0.00%       0.36%
BlackRock Capital Appreciation Portfolio --
 Class A.........................................   0.70%       0.00%      0.03%     0.00%     0.73%       0.01%       0.72%
BlackRock Diversified Portfolio -- Class B.......   0.46%       0.25%      0.07%     0.00%     0.78%          --       0.78%
BlackRock Large Cap Value Portfolio --
 Class E.........................................   0.63%       0.15%      0.03%     0.00%     0.81%       0.03%       0.78%
BlackRock Money Market Portfolio --
 Class A.........................................   0.33%       0.00%      0.02%     0.00%     0.35%       0.01%       0.34%
Davis Venture Value Portfolio -- Class A.........   0.70%       0.00%      0.03%     0.00%     0.73%       0.05%       0.68%
Frontier Mid Cap Growth Portfolio -- Class B.....   0.73%       0.25%      0.05%     0.00%     1.03%       0.02%       1.01%
Jennison Growth Portfolio -- Class A.............   0.61%       0.00%      0.03%     0.00%     0.64%       0.07%       0.57%
Loomis Sayles Small Cap Core Portfolio --
 Class A.........................................   0.90%       0.00%      0.07%     0.10%     1.07%       0.08%       0.99%
Loomis Sayles Small Cap Growth Portfolio --
 Class B.........................................   0.90%       0.25%      0.06%     0.00%     1.21%       0.09%       1.12%
Met/Artisan Mid Cap Value Portfolio --
 Class A.........................................   0.81%       0.00%      0.04%     0.00%     0.85%          --       0.85%
MetLife Conservative Allocation Portfolio --
 Class B.........................................   0.09%       0.25%      0.02%     0.54%     0.90%       0.01%       0.89%
MetLife Conservative to Moderate Allocation
 Portfolio -- Class B............................   0.07%       0.25%      0.01%     0.58%     0.91%       0.00%       0.91%

                                                          DISTRIBUTION
                                                             AND/OR             ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                            SERVICE             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                               MANAGEMENT   (12B-1)     OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                  FEE         FEES     EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
                                               ---------- ------------ -------- --------- --------- ------------- ---------
MetLife Mid Cap Stock Index Portfolio --
 Class B......................................   0.25%       0.25%      0.07%     0.02%     0.59%       0.00%       0.59%
MetLife Moderate Allocation Portfolio --
 Class B......................................   0.06%       0.25%      0.00%     0.63%     0.94%       0.00%       0.94%
MetLife Moderate to Aggressive Allocation
 Portfolio -- Class B.........................   0.06%       0.25%      0.01%     0.67%     0.99%       0.00%       0.99%
MetLife Stock Index Portfolio -- Class B......   0.25%       0.25%      0.03%     0.00%     0.53%       0.01%       0.52%
MFS(R) Total Return Portfolio -- Class E......   0.55%       0.15%      0.05%     0.00%     0.75%          --       0.75%
MFS(R) Value Portfolio -- Class A.............   0.70%       0.00%      0.03%     0.00%     0.73%       0.13%       0.60%
MSCI EAFE(R) Index Portfolio -- Class B.......   0.30%       0.25%      0.11%     0.01%     0.67%       0.00%       0.67%
Neuberger Berman Genesis Portfolio -- Class A.   0.82%       0.00%      0.04%     0.00%     0.86%       0.01%       0.85%
Russell 2000(R) Index Portfolio -- Class B....   0.25%       0.25%      0.08%     0.09%     0.67%       0.00%       0.67%
T. Rowe Price Large Cap Growth Portfolio --
 Class B......................................   0.60%       0.25%      0.04%     0.00%     0.89%       0.01%       0.88%
T. Rowe Price Small Cap Growth Portfolio --
 Class B......................................   0.49%       0.25%      0.06%     0.00%     0.80%          --       0.80%
Western Asset Management Strategic Bond
 Opportunities Portfolio -- Class A...........   0.60%       0.00%      0.05%     0.00%     0.65%       0.04%       0.61%
Western Asset Management U.S. Government
 Portfolio -- Class A.........................   0.47%       0.00%      0.03%     0.00%     0.50%       0.02%       0.48%

   The information shown in the table above was provided by the Eligible Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Eligible Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Eligible Fund, but that the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Eligible Fund's board of directors or trustees, are not shown.

   Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLE

   The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses./(1)/

   The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1)If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:

                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                             ------ ------- ------- --------
    (a).....................................  $933  $1,366  $1,806   $3,163
    (b).....................................  $853  $1,120  $1,388   $2,228

   (2)If you do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted/(2)/):


                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                             ------ ------- ------- --------
    (a).....................................  $290   $887   $1,507   $3,163
    (b).....................................  $204   $629   $1,076   $2,298


   PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
----------
NOTES:

(1)The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.12% has been used.

(2)If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION CONTAINING THE ACCUMULATION UNIT VALUE HISTORY APPEARS AT THE END OF THIS PROSPECTUS (SEE "ACCUMULATION UNIT VALUES (CONDENSED FINANCIAL INFORMATION)").

                            HOW THE CONTRACT WORKS

                                  [FLOW CHART]

                                  THE COMPANY

   We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, and District of Columbia. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principal office is 1095 Avenue of the Americas, New York, New York 10036. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to The Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

                             THE VARIABLE ACCOUNT

   We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

   The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

   We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

   We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

   The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

   We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

   Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

   You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

   AMERICAN FUNDS(R)BOND FUND

   The American Funds(R)Bond Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital.

   AMERICAN FUNDS(R)GLOBAL SMALL CAPITALIZATION FUND

   The American Funds(R)Global Small Capitalization Fund's investment objective is to seek long-term growth of capital.

   AMERICAN FUNDS(R)GROWTH FUND

   The American Funds(R)Growth Fund's investment objective is to seek growth of capital.

   AMERICAN FUNDS(R)GROWTH-INCOME FUND

   The American Funds(R)Growth-Income Fund's investment objective is to seek long-term growth of capital and income.

   AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO

   The American Funds(R) Balanced Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

   AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO

   The American Funds(R) Growth Allocation Portfolio's investment objective is to seek growth of capital.

   AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO

   The American Funds(R) Moderate Allocation Portfolio's investment objective is to seek a high total return in the form of income and growth of capital, with a greater emphasis on income.

   BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO

   The Baillie Gifford International Stock Portfolio's investment objective is to seek long-term growth of capital.

   BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (formerly Barclays Capital Aggregate Bond Index Portfolio)

   The Barclays Aggregate Bond Index Portfolio's investment objective is to seek to track the performance of the Barclays U.S. Aggregate Bond Index.

   BLACKROCK BOND INCOME PORTFOLIO

   The BlackRock Bond Income Portfolio's investment objective is to seek a competitive total return primarily from investing in fixed-income securities.

   BLACKROCK CAPITAL APPRECIATION PORTFOLIO (formerly BlackRock Legacy Large Cap Growth Portfolio)

   The BlackRock Capital Appreciation Portfolio's investment objective is to seek long-term growth of capital.

   BLACKROCK DIVERSIFIED PORTFOLIO

   The BlackRock Diversified Portfolio's investment objective is to seek high total return while attempting to limit investment risk and preserve capital.

   BLACKROCK LARGE CAP CORE PORTFOLIO

   The BlackRock Large Cap Core Portfolio's investment objective is to seek long-term capital growth.

   BLACKROCK LARGE CAP VALUE PORTFOLIO

   The BlackRock Large Cap Value Portfolio's investment objective is to seek long-term growth of capital.

   BLACKROCK MONEY MARKET PORTFOLIO

   The BlackRock Money Market Portfolio's investment objective is to seek a high level of current income consistent with preservation of capital.

   CLARION GLOBAL REAL ESTATE PORTFOLIO

   The Clarion Global Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.

   CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)

   The ClearBridge Aggressive Growth Portfolio's investment objective is to seek capital appreciation.

   DAVIS VENTURE VALUE PORTFOLIO

   The Davis Venture Value Portfolio's investment objective is to seek growth of capital.

   FRONTIER MID CAP GROWTH PORTFOLIO (formerly BlackRock Aggressive Growth Portfolio)

   The Frontier Mid Cap Growth Portfolio's investment objective is to seek maximum capital appreciation.

   HARRIS OAKMARK INTERNATIONAL PORTFOLIO

   The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.

   INVESCO SMALL CAP GROWTH PORTFOLIO

   The Invesco Small Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

   JANUS FORTY PORTFOLIO

   The Janus Forty Portfolio's investment objective is to seek capital appreciation.

   JENNISON GROWTH PORTFOLIO

   The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.

   LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

   The Loomis Sayles Global Markets Portfolio's investment objective is to seek high total investment return through a combination of capital appreciation and income.

   LOOMIS SAYLES SMALL CAP CORE PORTFOLIO

   The Loomis Sayles Small Cap Core Portfolio's investment objective is to seek long-term capital growth from investments in common stocks or other equity securities.

   LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO

   The Loomis Sayles Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

   LORD ABBETT BOND DEBENTURE PORTFOLIO

   The Lord Abbett Bond Debenture Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

   LORD ABBETT MID CAP VALUE PORTFOLIO

   The Lord Abbett Mid Cap Value Portfolio's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

   MET/ARTISAN MID CAP VALUE PORTFOLIO

   The Met/Artisan Mid Cap Value Portfolio's investment objective is to seek long-term capital growth.

   MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

   The Met/Franklin Low Duration Total Return Portfolio's investment objective is to seek a high level of current income, while seeking preservation of shareholders' capital.

   METLIFE AGGRESSIVE STRATEGY PORTFOLIO

   The MetLife Aggressive Strategy Portfolio's investment objective is to seek growth of capital.

   METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

   The MetLife Conservative Allocation Portfolio's investment objective is to seek a high level of current income, with growth of capital as a secondary objective.

   METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

   The MetLife Conservative to Moderate Allocation Portfolio's investment objective is to seek high total return in the form of income and growth of capital, with a greater emphasis on income.

   METLIFE GROWTH STRATEGY PORTFOLIO

   The MetLife Growth Strategy Portfolio's investment objective is to seek to provide growth of capital.

   METLIFE MID CAP STOCK INDEX PORTFOLIO

   The MetLife Mid Cap Stock Index Portfolio's investment objective is to seek to track the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index.

   METLIFE MODERATE ALLOCATION PORTFOLIO

   The MetLife Moderate Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

   METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

   The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is to seek growth of capital.

   METLIFE STOCK INDEX PORTFOLIO

   The MetLife Stock Index Portfolio's investment objective is to seek to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

   MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

   The MFS(R) Research International Portfolio's investment objective is to seek capital appreciation.

   MFS(R) TOTAL RETURN PORTFOLIO

   The MFS(R) Total Return Portfolio's investment objective is to seek a favorable total return through investment in a diversified portfolio.

   MFS(R) VALUE PORTFOLIO

   The MFS(R) Value Portfolio's investment objective is to seek capital appreciation.

   MORGAN STANLEY MID CAP GROWTH PORTFOLIO

   The Morgan Stanley Mid Cap Growth Portfolio's investment objective is to seek capital appreciation.

   MSCI EAFE(R) INDEX PORTFOLIO

   The MSCI EAFE(R) Index Portfolio's investment objective is to seek to track the performance of the MSCI EAFE(R) Index.

   NEUBERGER BERMAN GENESIS PORTFOLIO

   The Neuberger Berman Genesis Portfolio's investment objective is to seek high total return, consisting principally of capital appreciation.

   OPPENHEIMER GLOBAL EQUITY PORTFOLIO (formerly Met/Templeton Growth Portfolio)

   The Oppenheimer Global Equity Portfolio's investment objective is to seek capital appreciation.

   PIMCO INFLATION PROTECTED BOND PORTFOLIO

   The PIMCO Inflation Protected Bond Portfolio's investment objective is to seek maximum real return, consistent with preservation of capital and prudent investment management.

   PIMCO TOTAL RETURN PORTFOLIO

   The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

   RUSSELL 2000(R) INDEX PORTFOLIO

   The Russell 2000(R) Index Portfolio's investment objective is to seek to track the performance of the Russell 2000(R) Index.

   SSGA GROWTH AND INCOME ETF PORTFOLIO

   The SSgA Growth and Income ETF Portfolio's investment objective is to seek growth of capital and income.

   SSGA GROWTH ETF PORTFOLIO

   The SSgA Growth ETF Portfolio's investment objective is to seek growth of capital.

   T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

   The T. Rowe Price Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital and, secondarily, dividend income.

   T. ROWE PRICE MID CAP GROWTH PORTFOLIO

   The T. Rowe Price Mid Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

   T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

   The T. Rowe Price Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

   WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

   The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital.

   WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

   The Western Asset Management U.S. Government Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital and maintenance of liquidity.

INVESTMENT ADVICE

   MetLife Advisers, LLC ("MetLife Advisers") an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                                        ADVISER (SUBADVISER)
---------                                                        --------------------

Baillie Gifford International Stock Portfolio                    Baillie Gifford Overseas Limited

Barclays Aggregate Bond Index Portfolio/(1)/                     MetLife Investment Management, LLC/(6)/

BlackRock Bond Income Portfolio                                  BlackRock Advisors, LLC

BlackRock Capital Appreciation Portfolio/(2)/                    BlackRock Advisors, LLC

BlackRock Diversified Portfolio                                  BlackRock Advisors, LLC

BlackRock Large Cap Value Portfolio                              BlackRock Advisors, LLC

BlackRock Money Market Portfolio                                 BlackRock Advisors, LLC

Davis Venture Value Portfolio                                    Davis Selected Advisers, L.P./(3)/

Frontier Mid Cap Growth Portfolio/(4)/                           Frontier Capital Management Company,
                                                                 LLC/(4)/

Jennison Growth Portfolio                                        Jennison Associates LLC

Loomis Sayles Small Cap Core Portfolio                           Loomis, Sayles & Company, L.P.

Loomis Sayles Small Cap Growth Portfolio                         Loomis, Sayles & Company, L.P.

Met/Artisan Mid Cap Value Portfolio                              Artisan Partners Limited Partnership

MetLife Conservative Allocation Portfolio                        N/A/(5)/

MetLife Conservative to Moderate Allocation Portfolio            N/A/(5)/

MetLife Mid Cap Stock Index Portfolio                            MetLife Investment Management, LLC/(6)/

MetLife Moderate Allocation Portfolio                            N/A/(5)/

MetLife Moderate to Aggressive Allocation Portfolio              N/A/(5)/

MetLife Stock Index Portfolio                                    MetLife Investment Management, LLC/(6)/

MFS(R) Total Return Portfolio                                    Massachusetts Financial Services Company

MFS(R) Value Portfolio/(7)/                                      Massachusetts Financial Services Company

MSCI EAFE(R) Index Portfolio                                     MetLife Investment Management, LLC/(6)/

Neuberger Berman Genesis Portfolio/(8)/                          Neuberger Berman Management LLC/(6)/

Russell 2000(R) Index Portfolio                                  MetLife Investment Management, LLC/(6)/

T. Rowe Price Large Cap Growth Portfolio/(9)/                    T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap Growth Portfolio                         T. Rowe Price Associates, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio  Western Asset Management Company

Western Asset Management U.S. Government Portfolio               Western Asset Management Company

----------
/(1)/Effective on or about April 29, 2013, Barclays Capital Aggregate Bond
    Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.

/(2)/Effective on or about April 29, 2013, BlackRock Legacy Large Cap Growth
     Portfolio changed its name to BlackRock Capital Appreciation Portfolio.

/(3)/Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly owned subsidiary.

/(4)/Effective on or about January 7, 2013, Frontier Capital Management
     Company, LLC replaced BlackRock Advisors, LLC as subadviser and BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

/(5)/The MetLife Conservative Allocation Portfolio, the MetLife Conservative to
     Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, and the MetLife Moderate to Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "funds of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series Trust. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Asset Allocation Portfolios. Each underlying fund has its own subadviser.


/(6)/Effective on or about October 3, 2012, MetLife Investment Advisors
    Company, LLC changed its name to MetLife Investment Management, LLC.

/(7)/Effective on or about April 29, 2013, (a) FI Value Leaders Portfolio and
     (b) Met Investors Series Trust--Met/Franklin Mutual Shares Portfolio merged with and into MFS(R) Value Portfolio. In addition, Class E shares of MFS(R) Value Portfolio were exchanged into Class A shares of MFS(R) Value Portfolio.

/(8)/Effective on or about April 29, 2013, MLA Mid Cap Portfolio (formerly
     Lazard Mid Cap Portfolio) merged with and into Neuberger Berman Genesis Portfolio.

/(9)/Effective on or about April 29, 2013, Met Investors Series Trust--RCM
     Technology Portfolio merged with and into T. Rowe Price Large Cap Growth Portfolio.


   For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus and its Statement of Additional Information.

   MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Met Investors Series Trust. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                         ADVISER (SUBADVISER)
---------                                         --------------------

American Funds(R) Balanced Allocation Portfolio   N/A/(1)/

American Funds(R) Growth Allocation Portfolio     N/A/(1)/

American Funds(R) Moderate Allocation Portfolio   N/A/(1)/

BlackRock Large Cap Core Portfolio                BlackRock Advisors, LLC

Clarion Global Real Estate Portfolio              CBRE Clarion Securities LLC

ClearBridge Aggressive Growth Portfolio/(2)/      ClearBridge Investments, LLC/(3)/

Harris Oakmark International Portfolio            Harris Associates L.P.

Invesco Small Cap Growth Portfolio                Invesco Advisers, Inc.

Janus Forty Portfolio                             Janus Capital Management LLC

Loomis Sayles Global Markets Portfolio/(4)/       Loomis, Sayles & Company, L.P.

Lord Abbett Bond Debenture Portfolio              Lord, Abbett & Co. LLC

Lord Abbett Mid Cap Value Portfolio/(5)/          Lord, Abbett & Co. LLC

Met/Franklin Low Duration Total Return Portfolio  Franklin Advisers, Inc.

MetLife Aggressive Strategy Portfolio             N/A/(1)/

MetLife Growth Strategy Portfolio/(5)/            N/A/(1)/

MFS(R) Research International Portfolio           Massachusetts Financial Services Company

Morgan Stanley Mid Cap Growth Portfolio           Morgan Stanley Investment Management Inc.

Oppenheimer Global Equity Portfolio/(6)/          OppenheimerFunds, Inc./(6)/

PIMCO Inflation Protected Bond Portfolio          Pacific Investment Management Company LLC

PIMCO Total Return Portfolio                      Pacific Investment Management Company LLC

SSgA Growth and Income ETF Portfolio              SSgA Funds Management, Inc.

SSgA Growth ETF Portfolio                         SSgA Funds Management, Inc.

T. Rowe Price Mid Cap Growth Portfolio            T. Rowe Price Associates, Inc.

----------
/(1)/This portfolio is a "fund of funds" that invests in shares of a diversified group of other underlying portfolios of the Metropolitan Fund, Met Investors Series Trust, and/or the American Funds Insurance Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Portfolios. Each underlying portfolio has its own adviser and/or subadviser.

/(2)/Effective on or about April 29, 2013, Legg Mason ClearBridge Aggressive
     Growth Portfolio changed its name to ClearBridge Aggressive Growth
     Portfolio.

/(3)/Effective on or about April 29, 2013, ClearBridge Advisors, LLC changed its name to ClearBridge Investments, LLC.

/(4)/Effective on or about April 29, 2013, Met/Franklin Income Portfolio merged with and into Loomis Sayles Global Markets Portfolio.

/(5)/Effective on or about April 29, 2013, Met/Franklin Templeton Founding
     Strategy Portfolio merged with and into MetLife Growth Strategy Portfolio.

/(6)/Effective on or about April 29, 2013, Metropolitan Fund--Oppenheimer
     Global Equity Portfolio merged with and into Met/Templeton Growth Portfolio, OppenheimerFunds, Inc. replaced Templeton Global Advisors Limited as subadviser, and Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.



   For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus and its Statement of Additional Information.

   Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                                   SUBADVISER
---------                                   ----------
American Funds Bond........................    N/A
American Funds Global Small Capitalization.    N/A
American Funds Growth......................    N/A
American Funds Growth-Income...............    N/A

   For more information about the Investment Adviser, see the American Funds Insurance Series prospectus and its Statement of Additional Information.

   You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

   An investment adviser (other than our affiliate MetLife Advisers) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

   Additionally, an investment adviser (other than our affiliate MetLife Advisers) or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

   We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment adviser MetLife Advisers, which is formed as a "limited liability company". Our ownership interests in MetLife Advisers, entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

   Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

   We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

   We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

   WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

   The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.

   Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS

   If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Money Market Subaccount.

                               GUARANTEED OPTION

   You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See "The Fixed Account" for more information.)

                                 THE CONTRACTS

   We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.

PURCHASE PAYMENTS

   Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

  . When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

  . For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

  . For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

  . We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

  . If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

  . We will not accept purchase payments made with cash, money orders or travelers checks.

   We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, we may refuse any initial or subsequent purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

   IN ADDITION, NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A SUBSEQUENT PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

   If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

   When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

TEN-DAY RIGHT TO REVIEW

   Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.

EMPLOYEE VERSION

   We also make available an employee version of the Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios, or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture if you cancel the Contract by returning it during the ten-day right to review period. We will deduct any purchase payment credit amounts from the refund amount. We will take back the purchase payment credit as if it had never been applied, however, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the purchase payment credit. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.

ALLOCATION OF PURCHASE PAYMENTS

   You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)

STATE VARIATIONS

   Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

   We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

   The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds Bond Sub-Account, the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other subaccounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

   If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

   Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

   The Contract's Death Proceeds at any time will be the greater of:

      (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

      (2) the minimum guaranteed death benefit.

   During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders (including any applicable surrender charge). Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

      (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

      (2) the Contract Value on the date of recalculation.

The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.

   For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each contract anniversary.

EXAMPLE:  Assume that we issue your contract with a $10,000 purchase payment on 1/1/07. No further purchase payments are made and during the first six months, no partial surrenders are made.
          During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on
          7/1/07, the Contract Value is $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.

          Assume that the Contract Value increases to $11,000 by 12/1/07, and that you request a partial surrender of 5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 - .05($10,700)].

          Assume that on 12/31/07 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/07 are $10,165.

   Options for Death Proceeds. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law.

   If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

   The Beneficiary may: (1) receive payment in one sum, either by check, by placing the amount in an account that earns interest (see "Total Control Account" below), or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

   There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death).

   If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

   If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.

   --TOTAL CONTROL ACCOUNT.

   A Beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft-writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

   Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

   --BENEFICIARY CONTINUATION

   Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

   IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

   The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.

   --SPECIAL OPTIONS FOR SPOUSES

   Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:

      (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

      (2) to continue the Contract under the Beneficiary Continuation provision; or

      (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

   IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

   For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds are reset on the date the spouse continues the Contract.

   Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

   If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.

TRANSFER PRIVILEGE

   --GENERAL

   Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, "Tax Status of the Contract."

     Transfers During the Accumulation Phase. We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)

     Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.

   We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.

   See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

   We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.

   We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

   Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

   RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

   We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, Baillie Gifford International Stock Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

   As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

   Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

   The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

   The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

   In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.


   RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING

   We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional purchase payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the subsequent purchase payment, we will allocate the payment to the instructions we have on record. Any purchase payments received after a program has ended will be allocated as described in "THE CONTRACTS--Allocation of Purchase Payments." Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no charge to you for participating in the program and transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

   Guaranteed Account. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The minimum rate credited depends on the date your Contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.

  . Certain rules and limitations may apply to the purchase payments you can allocate.

  .  Amounts in a Guaranteed Account cannot be used as collateral for a loan.

   Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the sub-accounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

   The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

   If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

   We will also terminate the program when we receive notice of your death.

   Contact your agent for more information.

ASSET REBALANCING

   We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

   You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in good order. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

SURRENDERS

   Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:

  .  any applicable Contingent Deferred Sales Charge;

  . a pro rata portion of the Administration Contract Charge (on a full surrender only);

  .  a premium tax charge (in certain states only); and

  .  any outstanding loan plus accrued interest (on a full surrender only).

See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

   Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

  . The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

  . Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Considerations.")

   Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Considerations.")

   How to surrender.

  . You must submit a request to our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of requests at our annuity administrative office.)

  . You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

  . You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

  . We have to receive your surrender request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner's death.

   We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

   Amount of Surrender. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.


   DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to all the same withdrawal charge provision as described in "Contingent Deferred Sales Charge" (if permissible under tax law), will reduce the Contract Value and could have a significant negative impact on the death benefit.


SYSTEMATIC WITHDRAWALS

   Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. If you would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

   If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

   If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.

   You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in good order.

   The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions.

LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

   Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

   We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

   When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.

   Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

   You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

   UNDER CURRENT PRACTICE, IF A CONTRACT LOAN INSTALLMENT REPAYMENT IS NOT MADE, WE MAY (UNLESS RESTRICTED BY LAW) MAKE A FULL OR PARTIAL SURRENDER OF THE CONTRACT IN THE AMOUNT OF THE UNPAID INSTALLMENT REPAYMENT ON THE CONTRACT LOAN. IF THERE IS A DEFAULT ON THE CONTRACT LOAN, WE MAY MAKE A FULL OR PARTIAL SURRENDER IN AN AMOUNT EQUAL TO THE OUTSTANDING LOAN BALANCE (PLUS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE AND ADMINISTRATION CONTRACT CHARGE IN EACH CASE). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to "FEDERAL INCOME TAX CONSIDERATIONS"--Taxation of Qualified Contracts" in this prospectus.

   If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.

   Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then you will have to allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, we will allocate a repayment to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts.

   We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

   We will provide further information regarding loans upon request.

SUSPENSION OF PAYMENTS

   We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

   Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

OWNERSHIP RIGHTS

   During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

   These rights include the right to:

  .  change the Beneficiary (see also, "Abandoned Property Requirements" below)

  .  assign the Contract (subject to limitations)

  .  change the payment option

  . exercise all other rights, benefits, options and privileges allowed by the Contract or us.

   For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

   Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

   Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Considerations" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

   If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

   ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see "Requests and Elections" below).

REQUESTS AND ELECTIONS

   We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

   Subject to our restrictions on frequent or large transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

  . By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

  .  Through your Registered Representative

  . In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594 or

  .  By fax (515) 457-4301

  . For transfers or reallocation of future purchase payments, by Internet at www.metlife.com/new-england-financial.

   If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

   We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.

   All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal, over the telephone, fax or through the Internet, may be subject to certain limitations. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.

   If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

   Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.

   A recording of daily unit values is available by calling 1-800-333-2501.

   We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

   All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

CONFIRMING TRANSACTIONS

   We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

                      ADMINISTRATION CHARGES, CONTINGENT
                  DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

   We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

  .  Administration Contract Charge

  .  Administration Asset Charge

  .  Mortality and Expense Risk Charge

  .  Contingent Deferred Sales Charge

  .  Premium Tax Charge and Other Expenses

   We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see "Annual Eligible Fund Operating Expenses."

ADMINISTRATION CONTRACT CHARGE

   The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

   We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

   We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)

ADMINISTRATION ASSET CHARGE

   The Administration Asset Charge is equal to an annual rate of 0.10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.

MORTALITY AND EXPENSE RISK CHARGE

   We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds Bond Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

   If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

   We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options);

or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.

   When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.

   The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:

                NUMBER OF COMPLETE YEARS FROM
                RECEIPT OF PURCHASE PAYMENT              CHARGE
                -----------------------------            ------
                   0....................................   7%
                   1....................................   6%
                   2....................................   5%
                   3....................................   4%
                   4....................................   3%
                   5....................................   2%
                   6....................................   1%
                7 and thereafter........................   0%

   In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

   In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.

EXAMPLE:  Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                            HYPOTHETICAL CONTRACT VALUE
                                                                           10% OF
                                                                        BEGINNING OF   MAXIMUM FREE
                         AT BEGINNING     ON WITHDRAWAL                 YEAR CONTRACT   WITHDRAWAL
                       OF CONTRACT YEAR       DATE       CONTRACT GAIN      VALUE         AMOUNT
                       ----------------   -------------  -------------  -------------  ------------
Situation 1...........     $12,500           $14,000        $4,000         $1,250         $4,000
Situation 2...........     $11,000           $10,000        $    0         $1,100         $1,100

   We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

EXAMPLE:  Assume that you make a $10,000 purchase payment into the Contract on 6/1/11 and you make another $10,000 purchase payment on 2/1/12. The following illustrates the Contingent Deferred
         Sales Charge that would apply on partial surrenders in two hypothetical situations.

                                    HYPOTHETICAL CONTRACT VALUE
                                                                               10% OF
                                                                            BEGINNING OF  MAXIMUM FREE
                                 AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                               OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                               ---------------- ------------- ------------- ------------- ------------
Situation 1: $7,000 partial
  surrender on 12/1/12........     $22,000         $25,000       $5,000        $2,200        $5,000

     The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/11 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.

                          HYPOTHETICAL CONTRACT VALUE

                                                                       10% OF
                                                                    BEGINNING OF  MAXIMUM FREE
                         AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                       OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                       ---------------- ------------- ------------- ------------- ------------
Situation 2: $25,000
  surrender on 1/1/14.     $30,000         $33,000       $13,000       $3,000       $13,000

     The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/11 and $2,000 of the $10,000 purchase payment that you made on 2/1/12. The Contingent Deferred Sales Charge that would apply is: 3% x $10,000 + 4% x $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.

   Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

   If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

   Waiver of Contingent Deferred Sales Charge. No Contingent Deferred Sales Charge will apply:

    . After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

    . If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.

    . On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

    . If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.

    . On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Considerations--Taxation of Qualified Contracts.")

   We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a), 401(k) or 457 plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.

PREMIUM AND OTHER TAX CHARGE

   Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

   Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

   We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

OTHER EXPENSES

   An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectuses and Statements of Additional Information of the Eligible Funds describe these deductions and expenses.

                               ANNUITY PAYMENTS

ELECTION OF ANNUITY

   The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10-year guarantee.


   We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our currently established administrative procedures).


   PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

   If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

   You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

   Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

   Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

   There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

   For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

   You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable Federal tax law restrictions.

   If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).

   The Contract offers the variable annuity payment options listed below.

       Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

       Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

   Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

   You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

   Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

  . The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

  . The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

  . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

   A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

   See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

   If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

   The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

   See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

   If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

   The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

   We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

   At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of
(i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

   The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

   We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

   When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

   For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

   The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

      1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

      2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

      3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

      4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

      5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").

   An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

   A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

   In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

   Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                       FEDERAL INCOME TAX CONSIDERATIONS

   The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

   Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

   OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  .  made on or after the taxpayer reaches age 59 1/2;

  .  made on or after the death of an Owner;

  .  attributable to the taxpayer's becoming disabled;

  . made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

  . under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

   Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

   In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

   The federal income tax treatment of an annuity payment option that contains a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

   Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

   Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract.

   At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

   Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

   Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

   The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

   Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from nonqualified annuity contracts (as well as interest, dividends and certain other items).

   The new 3.8% Medicare tax is imposed on the lesser of

      (1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

      (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

   "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC (S)(S)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

   The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

   PARTIAL ANNUITIZATION. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to electing partial annuitization of your Contract.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if

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

distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-24 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

   FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2013, $5,500 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS, WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

   SIMPLE IRA'S permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,000 for 2013. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of

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employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

   ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties under new IRS regulations affecting 403(b) plans and arrangements.

   Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

   In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

   DEATH BENEFITS. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

   ELIGIBLE SECTION 457(B) PLANS, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the

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form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

   LOANS. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

   REQUIRED MINIMUM DISTRIBUTIONS ("RMDS"). Qualified Contracts (including Contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

   Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

   The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

   SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For RMDs, following the death of the Owner or Annuitant of a Qualified Contract the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

   OTHER TAX ISSUES. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective
March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

   TAX CREDITS AND DEDUCTIONS. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

   COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS

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may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

  . The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

  . The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

  . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

   See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

   FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

   GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

   ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

   PUERTO RICO TAX CONSIDERATIONS. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

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   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

   We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

   Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

   We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

   We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

   The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                         DISTRIBUTION OF THE CONTRACTS

   We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds Global Small Capitalization Fund, American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio, and the American Funds Growth Allocation Portfolio for the services it provides in marketing the Funds'shares in connection with the Contract.

   Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in

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determining the percentage of the gross dealer concession amount to which
Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.

   With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

   Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.

   Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.

   Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

   In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

   Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

   The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

   A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

   Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

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   We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc., MetLife Investors Distribution Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                               THE FIXED ACCOUNT

   The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.

   Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state. (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.

   Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

   A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

   Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).

   Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, if any portion of your Contract loan comes from Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account.

   We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract

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Year, or (ii) the amount of Contract Value that you transferred from the Fixed
Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. SEE the Statement of Additional Information.

   We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

   For more information on the Fixed Account please refer to the Statement of Additional Information.

                      INVESTMENT PERFORMANCE INFORMATION

   We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts,
(iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.

YIELDS

   The current yield of the BlackRock Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

   The yield of a Sub-Account (besides the State Street Research Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN

   The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.

NON-STANDARD RETURN

   "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions may not include the Contingent Deferred Sales Charge. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.

   We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

   We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Contract Administration Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

   We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

   We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.

OTHER PERFORMANCE

   In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                               LEGAL PROCEEDINGS

   In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

   It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                             FINANCIAL STATEMENTS

   Financial statements for the New England Variable Annuity Separate Account, New England Life Insurance Company and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 1095 Avenue of the Americas, New York, New York 10036, telephoning 1-800-356-5015 or visiting our website at www.metlife.com/new-england-financial.

                           ACCUMULATION UNIT VALUES
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

   Set forth below are accumulation unit values through December 31, 2012 for each Sub-Account of the New England Variable Annuity Separate Account.

                                                                                            1.40% VARIABLE ACCOUNT CHARGE
                                                                                    ---------------------------------------------
                                                                                                                     NUMBER OF
                                                                                                                    ACCUMULATION
                                                                                    ACCUMULATION                       UNITS
                                                                                    UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                                    BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                       PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                                    ------------- ---------------- --------------
American Funds(R) Balanced Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008..........................................................   10.008465       7.011667             29
 01/01/2009 to 12/31/2009..........................................................    7.011667       8.941853             86
 01/01/2010 to 12/31/2010..........................................................    8.941853       9.889880             79
 01/01/2011 to 12/31/2011..........................................................    9.889880       9.545193             71
 01/01/2012 to 12/31/2012..........................................................    9.545193      10.685140             62
American Funds(R) Growth Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008..........................................................    9.998466       6.359814              8
 01/01/2009 to 12/31/2009..........................................................    6.359814       8.406163              7
 01/01/2010 to 12/31/2010..........................................................    8.406163       9.407014              7
 01/01/2011 to 12/31/2011..........................................................    9.407014       8.837455              8
 01/01/2012 to 12/31/2012..........................................................    8.837455      10.122028             17
American Funds(R) Moderate Allocation Sub-Account (Class C)
 04/28/2008 to 12/31/2008..........................................................   10.018465       7.685380             24
 01/01/2009 to 12/31/2009..........................................................    7.685380       9.351642             45
 01/01/2010 to 12/31/2010..........................................................    9.351642      10.135248             86
 01/01/2011 to 12/31/2011..........................................................   10.135248      10.013751             50
 01/01/2012 to 12/31/2012..........................................................   10.013751      10.944060             41
Baillie Gifford International Stock Sub-Account (Class A) (previously Artio
 International Stock Sub-Account (Class A))
 01/01/2003 to 12/31/2003..........................................................    0.947057       1.195786         27,079
 01/01/2004 to 12/31/2004..........................................................    1.195786       1.393648         23,524
 01/01/2005 to 12/31/2005..........................................................    1.393648       1.621749         19,825
 01/01/2006 to 12/31/2006..........................................................    1.621749       1.862971         16,415
 01/01/2007 to 12/31/2007..........................................................    1.862971       2.026673         12,299
 01/01/2008 to 12/31/2008..........................................................    2.026673       1.116569          8,685
 01/01/2009 to 12/31/2009..........................................................    1.116569       1.345138          6,866
 01/01/2010 to 12/31/2010..........................................................    1.345138       1.422100          5,890
 01/01/2011 to 12/31/2011..........................................................    1.422100       1.123696          4,692
 01/01/2012 to 12/31/2012..........................................................    1.123696       1.324259          4,001
Barclays Capital Aggregate Bond Index Sub-Account
 01/01/2003 to 12/31/2003..........................................................    1.223843       1.247632         12,423
 01/01/2004 to 12/31/2004..........................................................    1.247632       1.277533         10,899
 01/01/2005 to 12/31/2005..........................................................    1.277533       1.283163          9,652
 01/01/2006 to 12/31/2006..........................................................    1.283163       1.313620          7,749
 01/01/2007 to 12/31/2007..........................................................    1.313620       1.381538          6,323
 01/01/2008 to 12/31/2008..........................................................    1.381538       1.438987          3,549
 01/01/2009 to 12/31/2009..........................................................    1.438987       1.489643          2,799
 01/01/2010 to 12/31/2010..........................................................    1.489643       1.552567          2,211
 01/01/2011 to 12/31/2011..........................................................    1.552567       1.642543          1,842
 01/01/2012 to 12/31/2012..........................................................    1.642543       1.678297          1,578

                                                        1.40% VARIABLE ACCOUNT CHARGE
                                                ---------------------------------------------
                                                                                 NUMBER OF
                                                                                ACCUMULATION
                                                ACCUMULATION                       UNITS
                                                UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                   PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                ------------- ---------------- --------------
BlackRock Aggressive Growth Sub-Account
  05/01/2004 to 12/31/2004.....................   33.567147      37.215656              1
  01/01/2005 to 12/31/2005.....................   37.215656      40.528355              3
  01/01/2006 to 12/31/2006.....................   40.528355      42.551290              3
  01/01/2007 to 12/31/2007.....................   42.551290      50.447102              7
  01/01/2008 to 12/31/2008.....................   50.447102      26.941035              7
  01/01/2009 to 12/31/2009.....................   26.941035      39.600328              7
  01/01/2010 to 12/31/2010.....................   39.600328      44.905265              5
  01/01/2011 to 12/31/2011.....................   44.905265      42.845450              5
  01/01/2012 to 12/31/2012.....................   42.845450      46.763970              4
BlackRock Bond Income Sub-Account
  01/01/2003 to 12/31/2003.....................    4.396277       4.588908         16,117
  01/01/2004 to 12/31/2004.....................    4.588908       4.725484         13,186
  01/01/2005 to 12/31/2005.....................    4.725484       4.772425         11,543
  01/01/2006 to 12/31/2006.....................    4.772425       4.913914          9,252
  01/01/2007 to 12/31/2007.....................    4.913914       5.150240          6,928
  01/01/2008 to 12/31/2008.....................    5.150240       4.904357          4,352
  01/01/2009 to 12/31/2009.....................    4.904357       5.294063          3,281
  01/01/2010 to 12/31/2010.....................    5.294063       5.655715          2,710
  01/01/2011 to 12/31/2011.....................    5.655715       5.943342          2,157
  01/01/2012 to 12/31/2012.....................    5.943342       6.302492          1,868
BlackRock Diversified Sub-Account
  05/01/2004 to 12/31/2004.....................   35.331647      38.120554              7
  01/01/2005 to 12/31/2005.....................   38.120554      38.651758              8
  01/01/2006 to 12/31/2006.....................   38.651758      42.021096              9
  01/01/2007 to 12/31/2007.....................   42.021096      43.761019              9
  01/01/2008 to 12/31/2008.....................   43.761019      32.378238              5
  01/01/2009 to 12/31/2009.....................   32.378238      37.356213              3
  01/01/2010 to 12/31/2010.....................   37.356213      40.268226              2
  01/01/2011 to 12/31/2011.....................   40.268226      41.134728              1
  01/01/2012 to 12/31/2012.....................   41.134728      45.470996              1
BlackRock Large Cap Core Sub-Account (Class B)
  04/30/2007 to 12/31/2007.....................    7.880141       7.947782            148
  01/01/2008 to 12/31/2008.....................    7.947782       4.913150             96
  01/01/2009 to 12/31/2009.....................    4.913150       5.774892             89
  01/01/2010 to 12/31/2010.....................    5.774892       6.403896             77
  01/01/2011 to 12/31/2011.....................    6.403896       6.331166             61
  01/01/2012 to 12/31/2012.....................    6.331166       7.080032             50
BlackRock Large Cap Core Sub-Account
  01/01/2003 to 12/31/2003.....................    4.742371       6.075046            292
  01/01/2004 to 12/31/2004.....................    6.075046       6.625220            265
  01/01/2005 to 12/31/2005.....................    6.625220       6.750063            220
  01/01/2006 to 12/31/2006.....................    6.750063       7.577311            177
  01/01/2007 to 04/27/2007.....................    7.577311       7.946557              0

                                                                                        1.40% VARIABLE ACCOUNT CHARGE
                                                                                ---------------------------------------------
                                                                                                                 NUMBER OF
                                                                                                                ACCUMULATION
                                                                                ACCUMULATION                       UNITS
                                                                                UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                                BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                   PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                                ------------- ---------------- --------------
BlackRock Large Cap Value Sub-Account
  01/01/2003 to 12/31/2003.....................................................    0.792409       1.058093            743
  01/01/2004 to 12/31/2004.....................................................    1.058093       1.182333          1,200
  01/01/2005 to 12/31/2005.....................................................    1.182333       1.232291          1,125
  01/01/2006 to 12/31/2006.....................................................    1.232291       1.448572          1,257
  01/01/2007 to 12/31/2007.....................................................    1.448572       1.475061          1,273
  01/01/2008 to 12/31/2008.....................................................    1.475061       0.944857            850
  01/01/2009 to 12/31/2009.....................................................    0.944857       1.035857            712
  01/01/2010 to 12/31/2010.....................................................    1.035857       1.113422            614
  01/01/2011 to 12/31/2011.....................................................    1.113422       1.121332            533
  01/01/2012 to 12/31/2012.....................................................    1.121332       1.261983            429
BlackRock Legacy Large Cap Growth Sub-Account
  01/01/2003 to 12/31/2003.....................................................    1.817138       2.421756         44,305
  01/01/2004 to 12/31/2004.....................................................    2.421756       2.598485         37,765
  01/01/2005 to 12/31/2005.....................................................    2.598485       2.741932         30,881
  01/01/2006 to 12/31/2006.....................................................    2.741932       2.815594         24,947
  01/01/2007 to 12/31/2007.....................................................    2.815594       3.295834         19,000
  01/01/2008 to 12/31/2008.....................................................    3.295834       2.063421         14,251
  01/01/2009 to 12/31/2009.....................................................    2.063421       2.783308         11,689
  01/01/2010 to 12/31/2010.....................................................    2.783308       3.288619         10,022
  01/01/2011 to 12/31/2011.....................................................    3.288619       2.952869          8,354
  01/01/2012 to 12/31/2012.....................................................    2.952869       3.330083          7,031
BlackRock Legacy Large Cap Growth Sub-Account (Class A) (formerly FI Large Cap
 Sub-Account)
  05/01/2006 to 12/31/2006.....................................................   17.091180      17.290064              1
  01/01/2007 to 12/31/2007.....................................................   17.290064      17.683059              2
  01/01/2008 to 12/31/2008.....................................................   17.683059       9.598675              2
  01/01/2009 to 05/01/2009.....................................................    9.598675      10.017096              0
BlackRock Money Market Sub-Account
  01/01/2003 to 12/31/2003.....................................................    2.332168       2.318287         19,901
  01/01/2004 to 12/31/2004.....................................................    2.318287       2.308499         13,139
  01/01/2005 to 12/31/2005.....................................................    2.308499       2.342362         10,767
  01/01/2006 to 12/31/2006.....................................................    2.342362       2.421031          9,479
  01/01/2007 to 12/31/2007.....................................................    2.421031       2.508405          8,853
  01/01/2008 to 12/31/2008.....................................................    2.508405       2.544015          7,147
  01/01/2009 to 12/31/2009.....................................................    2.544015       2.519198          4,698
  01/01/2010 to 12/31/2010.....................................................    2.519198       2.484438          3,301
  01/01/2011 to 12/31/2011.....................................................    2.484438       2.449991          2,411
  01/01/2012 to 12/31/2012.....................................................    2.449991       2.415744          1,944
Clarion Global Real Estate Sub-Account
  05/01/2004 to 12/31/2004.....................................................    9.998849      12.833645            157
  01/01/2005 to 12/31/2005.....................................................   12.833645      14.337160            303
  01/01/2006 to 12/31/2006.....................................................   14.337160      19.451786            362
  01/01/2007 to 12/31/2007.....................................................   19.451786      16.301648            265
  01/01/2008 to 12/31/2008.....................................................   16.301648       9.375546            177
  01/01/2009 to 12/31/2009.....................................................    9.375546      12.456502            136
  01/01/2010 to 12/31/2010.....................................................   12.456502      14.261852            113
  01/01/2011 to 12/31/2011.....................................................   14.261852      13.278301             92
  01/01/2012 to 12/31/2012.....................................................   13.278301      16.495575             93

                                                  1.40% VARIABLE ACCOUNT CHARGE
                                          ---------------------------------------------
                                                                           NUMBER OF
                                                                          ACCUMULATION
                                          ACCUMULATION                       UNITS
                                          UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                          BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                             PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                          ------------- ---------------- --------------
Davis Venture Value Sub-Account
  01/01/2003 to 12/31/2003...............   2.203059        2.843065         52,463
  01/01/2004 to 12/31/2004...............   2.843065        3.150202         47,447
  01/01/2005 to 12/31/2005...............   3.150202        3.426424         41,613
  01/01/2006 to 12/31/2006...............   3.426424        3.871576         34,223
  01/01/2007 to 12/31/2007...............   3.871576        3.992217         26,063
  01/01/2008 to 12/31/2008...............   3.992217        2.387519         18,335
  01/01/2009 to 12/31/2009...............   2.387519        3.107408         14,381
  01/01/2010 to 12/31/2010...............   3.107408        3.431928         11,930
  01/01/2011 to 12/31/2011...............   3.431928        3.247785          9,671
  01/01/2012 to 12/31/2012...............   3.247785        3.614302          8,021
FI Value Leaders Sub-Account
  01/01/2003 to 12/31/2003...............   1.897133        2.374350         21,952
  01/01/2004 to 12/31/2004...............   2.374350        2.662638         18,571
  01/01/2005 to 12/31/2005...............   2.662638        2.906550         15,837
  01/01/2006 to 12/31/2006...............   2.906550        3.208220         12,711
  01/01/2007 to 12/31/2007...............   3.208220        3.296202          9,360
  01/01/2008 to 12/31/2008...............   3.296202        1.984320          6,867
  01/01/2009 to 12/31/2009...............   1.984320        2.384182          5,253
  01/01/2010 to 12/31/2010...............   2.384182        2.693440          4,469
  01/01/2011 to 12/31/2011...............   2.693440        2.492729          3,770
  01/01/2012 to 12/31/2012...............   2.492729        2.845417          3,231
Harris Oakmark International Sub-Account
  01/01/2003 to 12/31/2003...............   0.883774        1.177828          1,735
  01/01/2004 to 12/31/2004...............   1.177828        1.401690          3,988
  01/01/2005 to 12/31/2005...............   1.401690        1.579557          5,834
  01/01/2006 to 12/31/2006...............   1.579557        2.009147          6,239
  01/01/2007 to 12/31/2007...............   2.009147        1.961255          5,357
  01/01/2008 to 12/31/2008...............   1.961255        1.144360          3,327
  01/01/2009 to 12/31/2009...............   1.144360        1.752111          2,519
  01/01/2010 to 12/31/2010...............   1.752111        2.012946          2,104
  01/01/2011 to 12/31/2011...............   2.012946        1.704730          1,731
  01/01/2012 to 12/31/2012...............   1.704730        2.172950          1,698
Invesco Small Cap Growth Sub-account
  01/01/2003 to 12/31/2003...............   0.847295        1.160250            589
  01/01/2004 to 12/31/2004...............   1.160250        1.217670            632
  01/01/2005 to 12/31/2005...............   1.217670        1.300044            474
  01/01/2006 to 12/31/2006...............   1.300044        1.463841            374
  01/01/2007 to 12/31/2007...............   1.463841        1.603183            277
  01/01/2008 to 12/31/2008...............   1.603183        0.968590            167
  01/01/2009 to 12/31/2009...............   0.968590        1.278146            149
  01/01/2010 to 12/31/2010...............   1.278146        1.590394            120
  01/01/2011 to 12/31/2011...............   1.590394        1.551373             90
  01/01/2012 to 12/31/2012...............   1.551373        1.808574             92

                                                                                            1.40% VARIABLE ACCOUNT CHARGE
                                                                                    ---------------------------------------------
                                                                                                                     NUMBER OF
                                                                                                                    ACCUMULATION
                                                                                    ACCUMULATION                       UNITS
                                                                                    UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                                    BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                       PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                                    ------------- ---------------- --------------
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.........................................................  145.834124      178.900463             4
  01/01/2008 to 12/31/2008.........................................................  178.900463      102.320777             7
  01/01/2009 to 12/31/2009.........................................................  102.320777      144.137883             7
  01/01/2010 to 12/31/2010.........................................................  144.137883      155.491489             6
  01/01/2011 to 12/31/2011.........................................................  155.491489      141.764919             6
  01/01/2012 to 12/31/2012.........................................................  141.764919      171.257403             5
Jennison Growth Sub-Account (formerly Met/Putnam Voyager Sub-Account)
  01/01/2003 to 12/31/2003.........................................................    0.345800        0.429335        16,954
  01/01/2004 to 12/31/2004.........................................................    0.429335        0.444439        14,855
  01/01/2005 to 04/30/2005.........................................................    0.444439        0.409004        13,940
Jennison Growth Sub-Account (Class A)
  05/01/2005 to 12/31/2005.........................................................    0.410164        0.493718        11,862
  01/01/2006 to 12/31/2006.........................................................    0.493718        0.500291        10,627
  01/01/2007 to 12/31/2007.........................................................    0.500291        0.550886         8,389
  01/01/2008 to 12/31/2008.........................................................    0.550886        0.345330         5,606
  01/01/2009 to 12/31/2009.........................................................    0.345330        0.476704         4,336
  01/01/2010 to 12/31/2010.........................................................    0.476704        0.524739         3,563
  01/01/2011 to 12/31/2011.........................................................    0.524739        0.520119         2,845
  01/01/2012 to 12/31/2012.........................................................    0.520119        0.593806         3,269
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
 Sub-Account)
  05/01/2005 to 12/31/2005.........................................................    7.947721        8.629752             9
  01/01/2006 to 12/31/2006.........................................................    8.629752        9.158221            45
  01/01/2007 to 12/31/2007.........................................................    9.158221       10.320556            40
  01/01/2008 to 12/31/2008.........................................................   10.320556        5.501470            34
  01/01/2009 to 12/31/2009.........................................................    5.501470        7.795846            24
  01/01/2010 to 12/31/2010.........................................................    7.795846        8.409877            14
  01/01/2011 to 12/31/2011.........................................................    8.409877        8.178700            14
  01/01/2012 to 04/27/2012.........................................................    8.178700        9.201007             0
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class A)
  05/02/2011 to 12/31/2011.........................................................    0.855881        0.777297         4,217
  01/01/2012 to 12/31/2012.........................................................    0.777297        0.910634         3,541
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class A) (previously
 Legg Mason Value Equity Sub-Account (Class A))
  05/01/2006 to 12/31/2006.........................................................    0.951421        1.021357        17,464
  01/01/2007 to 12/31/2007.........................................................    1.021357        0.949456        13,109
  01/01/2008 to 12/31/2008.........................................................    0.949456        0.426633         9,152
  01/01/2009 to 12/31/2009.........................................................    0.426633        0.579674         7,574
  01/01/2010 to 12/31/2010.........................................................    0.579674        0.616487         5,960
  01/01/2011 to 04/29/2011.........................................................    0.616487        0.655701             0

                                                                                           1.40% VARIABLE ACCOUNT CHARGE
                                                                                   ---------------------------------------------
                                                                                                                    NUMBER OF
                                                                                                                   ACCUMULATION
                                                                                   ACCUMULATION                       UNITS
                                                                                   UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                                   BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                      PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                                   ------------- ---------------- --------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class A) (formerly
 Legg Mason Partners Aggressive Growth Sub-Account (Class B) (formerly
 Legg Mason Aggressive Growth Sub-Account which was fomerly Janus Aggressive
 Growth Sub-Account, and before that, Janus Growth Sub-Account))
  01/01/2003 to 12/31/2003........................................................   0.528474        0.676949          2,772
  01/01/2004 to 12/31/2004........................................................   0.676949        0.723856          2,154
  01/01/2005 to 12/31/2005........................................................   0.723856        0.810729          1,969
  01/01/2006 to 12/31/2006........................................................   0.810729        0.785591          2,029
  01/01/2007 to 12/31/2007........................................................   0.785591        0.792170          1,706
  01/01/2008 to 12/31/2008........................................................   0.792170        0.476078          1,035
  01/01/2009 to 12/31/2009........................................................   0.476078        0.624201            653
  01/01/2010 to 12/31/2010........................................................   0.624201        0.761942            564
  01/01/2011 to 04/29/2011........................................................   0.761942        0.855979              0
Legg Mason Value Equity Sub-Account (formerly MFS(R) Investors Trust Sub-Account and, before that, MFS(R) Research Managers Sub-Account)
  01/01/2003 to 12/31/2003........................................................   0.657745        0.804929         17,364
  01/01/2004 to 04/30/2004........................................................   0.804929        0.820243         16,639
Legg Mason Value Equity Sub-Account (formerly MFS(R) Investors Trust Sub-Account)
  01/01/2003 to 12/31/2003........................................................   0.654341        0.786220         11,517
  01/01/2004 to 12/31/2004........................................................   0.786220        0.863409         25,236
  01/01/2005 to 12/31/2005........................................................   0.863409        0.913333         21,232
  01/01/2006 to 04/30/2006........................................................   0.913333        0.956292              0
Loomis Sayles Small Cap Core Sub-Account
  01/01/2003 to 12/31/2003........................................................   1.756676        2.363985         23,367
  01/01/2004 to 12/31/2004........................................................   2.363985        2.713014         20,795
  01/01/2005 to 12/31/2005........................................................   2.713014        2.860717         17,787
  01/01/2006 to 12/31/2006........................................................   2.860717        3.291587         14,821
  01/01/2007 to 12/31/2007........................................................   3.291587        3.631869         11,342
  01/01/2008 to 12/31/2008........................................................   3.631869        2.295687          8,124
  01/01/2009 to 12/31/2009........................................................   2.295687        2.948533          6,391
  01/01/2010 to 12/31/2010........................................................   2.948533        3.707921          5,417
  01/01/2011 to 12/31/2011........................................................   3.707921        3.678095          4,405
  01/01/2012 to 12/31/2012........................................................   3.678095        4.154541          3,714
Loomis Sayles Small Cap Growth Sub-Account
  01/01/2003 to 12/31/2003........................................................   0.624213        0.890094          4,407
  01/01/2004 to 12/31/2004........................................................   0.890094        0.975527          3,986
  01/01/2005 to 12/31/2005........................................................   0.975527        1.004244          3,426
  01/01/2006 to 12/31/2006........................................................   1.004244        1.086578          2,817
  01/01/2007 to 12/31/2007........................................................   1.086578        1.117621          2,209
  01/01/2008 to 12/31/2008........................................................   1.117621        0.646788          1,444
  01/01/2009 to 12/31/2009........................................................   0.646788        0.827069          1,133
  01/01/2010 to 12/31/2010........................................................   0.827069        1.071239            965
  01/01/2011 to 12/31/2011........................................................   1.071239        1.085376            846
  01/01/2012 to 12/31/2012........................................................   1.085376        1.186799            750

                                                                                          1.40% VARIABLE ACCOUNT CHARGE
                                                                                  ---------------------------------------------
                                                                                                                   NUMBER OF
                                                                                                                  ACCUMULATION
                                                                                  ACCUMULATION                       UNITS
                                                                                  UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                                  BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                     PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                                  ------------- ---------------- --------------
Lord Abbett Bond Debenture Sub-Account
  01/01/2003 to 12/31/2003.......................................................    1.344019       1.579255          6,199
  01/01/2004 to 12/31/2004.......................................................    1.579255       1.684418          6,610
  01/01/2005 to 12/31/2005.......................................................    1.684418       1.685870          6,106
  01/01/2006 to 12/31/2006.......................................................    1.685870       1.814575          5,469
  01/01/2007 to 12/31/2007.......................................................    1.814575       1.906408          4,374
  01/01/2008 to 12/31/2008.......................................................    1.906408       1.530120          2,927
  01/01/2009 to 12/31/2009.......................................................    1.530120       2.063699          2,248
  01/01/2010 to 12/31/2010.......................................................    2.063699       2.298871          1,846
  01/01/2011 to 12/31/2011.......................................................    2.298871       2.368066          1,480
  01/01/2012 to 12/31/2012.......................................................    2.368066       2.637291          1,123
Lord Abbett Mid Cap Value Sub-Account
  04/30/2012 to 12/31/2012.......................................................    2.532564       2.603470          1,026
Lord Abbett Mid Cap Value Sub-Account (previously Neuberger Berman Mid Cap Value
 Sub-Account)
  01/01/2003 to 12/31/2003.......................................................    1.333183       1.790083          2,791
  01/01/2004 to 12/31/2004.......................................................    1.790083       2.165131          3,999
  01/01/2005 to 12/31/2005.......................................................    2.165131       2.389785          4,649
  01/01/2006 to 12/31/2006.......................................................    2.389785       2.620536          4,302
  01/01/2007 to 12/31/2007.......................................................    2.620536       2.666358          3,347
  01/01/2008 to 12/31/2008.......................................................    2.666358       1.380911          2,331
  01/01/2009 to 12/31/2009.......................................................    1.380911       2.011819          1,883
  01/01/2010 to 12/31/2010.......................................................    2.011819       2.500653          1,574
  01/01/2011 to 12/31/2011.......................................................    2.500653       2.301378          1,269
  01/01/2012 to 04/27/2012.......................................................    2.301378       2.544983              0
Met/Artisan Mid Cap Value Sub-Account
  01/01/2003 to 12/31/2003.......................................................    2.392241       3.129369         27,596
  01/01/2004 to 12/31/2004.......................................................    3.129369       3.392259         25,281
  01/01/2005 to 12/31/2005.......................................................    3.392259       3.679117         22,038
  01/01/2006 to 12/31/2006.......................................................    3.679117       4.079937         17,220
  01/01/2007 to 12/31/2007.......................................................    4.079937       3.747804         12,873
  01/01/2008 to 12/31/2008.......................................................    3.747804       1.995337          8,451
  01/01/2009 to 12/31/2009.......................................................    1.995337       2.785395          6,349
  01/01/2010 to 12/31/2010.......................................................    2.785395       3.159883          5,212
  01/01/2011 to 12/31/2011.......................................................    3.159883       3.326612          4,153
  01/01/2012 to 12/31/2012.......................................................    3.326612       3.669279          3,421
Met/Franklin Income Sub-Account (Class C)
  04/28/2008 to 12/31/2008.......................................................    9.998466       7.986381             10
  01/01/2009 to 12/31/2009.......................................................    7.986381      10.066938             19
  01/01/2010 to 12/31/2010.......................................................   10.066938      11.100437             15
  01/01/2011 to 12/31/2011.......................................................   11.100437      11.180051              9
  01/01/2012 to 12/31/2012.......................................................   11.180051      12.401036             12
Met/Franklin Low Duration Total Return Sub-Account
  05/02/2011 to 12/31/2011.......................................................    9.988083       9.767007              0
  01/01/2012 to 12/31/2012.......................................................    9.767007      10.054067              1

                                                                        1.40% VARIABLE ACCOUNT CHARGE
                                                                ---------------------------------------------
                                                                                                 NUMBER OF
                                                                                                ACCUMULATION
                                                                ACCUMULATION                       UNITS
                                                                UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                   PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                ------------- ---------------- --------------
Met/Franklin Mutual Shares Sub-Account (Class C)
  04/28/2008 to 12/31/2008.....................................   9.998466        6.600141             2
  01/01/2009 to 12/31/2009.....................................   6.600141        8.127948             0
  01/01/2010 to 12/31/2010.....................................   8.127948        8.898507             2
  01/01/2011 to 12/31/2011.....................................   8.898507        8.727061             2
  01/01/2012 to 12/31/2012.....................................   8.727061        9.802627             1
Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
  04/28/2008 to 12/31/2008.....................................   9.998466        7.033638             8
  01/01/2009 to 12/31/2009.....................................   7.033638        8.916144             5
  01/01/2010 to 12/31/2010.....................................   8.916144        9.675478             0
  01/01/2011 to 12/31/2011.....................................   9.675478        9.373272             0
  01/01/2012 to 12/31/2012.....................................   9.373272       10.732527             3
Met/Templeton Growth Sub-Account (Class C)
  04/28/2008 to 12/31/2008.....................................   9.998466        6.569280             0
  01/01/2009 to 12/31/2009.....................................   6.569280        8.591113             0
  01/01/2010 to 12/31/2010.....................................   8.591113        9.120547             1
  01/01/2011 to 12/31/2011.....................................   9.120547        8.373692             1
  01/01/2012 to 12/31/2012.....................................   8.373692       10.090892             2
MetLife Mid Cap Stock Index Sub-Account
  01/01/2003 to 12/31/2003.....................................   0.862080        1.143806         3,963
  01/01/2004 to 12/31/2004.....................................   1.143806        1.305167         3,906
  01/01/2005 to 12/31/2005.....................................   1.305167        1.441790         3,514
  01/01/2006 to 12/31/2006.....................................   1.441790        1.561502         3,029
  01/01/2007 to 12/31/2007.....................................   1.561502        1.655410         2,563
  01/01/2008 to 12/31/2008.....................................   1.655410        1.038507         1,769
  01/01/2009 to 12/31/2009.....................................   1.038507        1.400680         1,372
  01/01/2010 to 12/31/2010.....................................   1.400680        1.740267         1,024
  01/01/2011 to 12/31/2011.....................................   1.740267        1.678584           798
  01/01/2012 to 12/31/2012.....................................   1.678584        1.941954           700
MetLife Stock Index Sub-Account
  01/01/2003 to 12/31/2003.....................................   2.679940        3.379282         3,488
  01/01/2004 to 12/31/2004.....................................   3.379282        3.674694         3,499
  01/01/2005 to 12/31/2005.....................................   3.674694        3.782314         2,915
  01/01/2006 to 12/31/2006.....................................   3.782314        4.296293         2,535
  01/01/2007 to 12/31/2007.....................................   4.296293        4.446986         2,159
  01/01/2008 to 12/31/2008.....................................   4.446986        2.751136         1,363
  01/01/2009 to 12/31/2009.....................................   2.751136        3.416085         1,467
  01/01/2010 to 12/31/2010.....................................   3.416085        3.856741         1,337
  01/01/2011 to 12/31/2011.....................................   3.856741        3.865424           744
  01/01/2012 to 12/31/2012.....................................   3.865424        4.399465           655

                                                                        1.40% VARIABLE ACCOUNT CHARGE
                                                                ---------------------------------------------
                                                                                                 NUMBER OF
                                                                                                ACCUMULATION
                                                                ACCUMULATION                       UNITS
                                                                UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                   PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                ------------- ---------------- --------------
MFS(R) Research International Sub-Account
  01/01/2003 to 12/31/2003.....................................    0.737353       0.960139          2,008
  01/01/2004 to 12/31/2004.....................................    0.960139       1.131941          2,711
  01/01/2005 to 12/31/2005.....................................    1.131941       1.299562          2,955
  01/01/2006 to 12/31/2006.....................................    1.299562       1.621968          2,926
  01/01/2007 to 12/31/2007.....................................    1.621968       1.811865          2,699
  01/01/2008 to 12/31/2008.....................................    1.811865       1.029700          2,232
  01/01/2009 to 12/31/2009.....................................    1.029700       1.335902          2,100
  01/01/2010 to 12/31/2010.....................................    1.335902       1.467576          1,788
  01/01/2011 to 12/31/2011.....................................    1.467576       1.292156          1,544
  01/01/2012 to 12/31/2012.....................................    1.292156       1.486977          1,402
MFS(R) Total Return Sub-Account (formerly Balance Sub-Account)
  01/01/2003 to 12/31/2003.....................................    1.267704       1.497025         22,345
  01/01/2004 to 04/30/2004.....................................    1.497025       1.484675         22,170
MFS(R) Total Return Sub-Account (Class E)
  05/01/2004 to 12/31/2004.....................................   37.796838      41.125167            830
  01/01/2005 to 12/31/2005.....................................   41.125167      41.752266            756
  01/01/2006 to 12/31/2006.....................................   41.752266      46.129129            610
  01/01/2007 to 12/31/2007.....................................   46.129129      47.405000            484
  01/01/2008 to 12/31/2008.....................................   47.405000      36.335764            325
  01/01/2009 to 12/31/2009.....................................   36.335764      42.430054            255
  01/01/2010 to 12/31/2010.....................................   42.430054      45.990299            231
  01/01/2011 to 12/31/2011.....................................   45.990299      46.374701            182
  01/01/2012 to 12/31/2012.....................................   46.374701      50.948398            161
MFS(R) Value Sub-Account (Class E)
  01/01/2003 to 12/31/2003.....................................    0.971158       1.200332          2,710
  01/01/2004 to 12/31/2004.....................................    1.200332       1.317239          3,366
  01/01/2005 to 12/31/2005.....................................    1.317239       1.278940          3,249
  01/01/2006 to 12/31/2006.....................................    1.278940       1.487377          2,491
  01/01/2007 to 12/31/2007.....................................    1.487377       1.408970          1,934
  01/01/2008 to 12/31/2008.....................................    1.408970       0.922356          1,457
  01/01/2009 to 12/31/2009.....................................    0.922356       1.097541          1,318
  01/01/2010 to 12/31/2010.....................................    1.097541       1.204083          1,208
  01/01/2011 to 12/31/2011.....................................    1.204083       1.196946            814
  01/01/2012 to 12/31/2012.....................................    1.196946       1.373704            742
MLA Mid Cap Sub-Account
  01/01/2003 to 12/31/2003.....................................    0.966588       1.202639            924
  01/01/2004 to 12/31/2004.....................................    1.202639       1.356668          1,247
  01/01/2005 to 12/31/2005.....................................    1.356668       1.445673          1,127
  01/01/2006 to 12/31/2006.....................................    1.445673       1.634840            987
  01/01/2007 to 12/31/2007.....................................    1.634840       1.568297          1,099
  01/01/2008 to 12/31/2008.....................................    1.568297       0.954133            644
  01/01/2009 to 12/31/2009.....................................    0.954133       1.286747            454
  01/01/2010 to 12/31/2010.....................................    1.286747       1.558919            360
  01/01/2011 to 12/31/2011.....................................    1.558919       1.456182            233
  01/01/2012 to 12/31/2012.....................................    1.456182       1.511727            227

                                                                                        1.40% VARIABLE ACCOUNT CHARGE
                                                                                ---------------------------------------------
                                                                                                                 NUMBER OF
                                                                                                                ACCUMULATION
                                                                                ACCUMULATION                       UNITS
                                                                                UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                                BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                   PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                                ------------- ---------------- --------------
MSCI EAFE(R) Index Sub-Account
  01/01/2003 to 12/31/2003.....................................................    0.698977       0.945675          4,248
  01/01/2004 to 12/31/2004.....................................................    0.945675       1.112204          5,083
  01/01/2005 to 12/31/2005.....................................................    1.112204       1.238623          5,075
  01/01/2006 to 12/31/2006.....................................................    1.238623       1.532261          4,683
  01/01/2007 to 12/31/2007.....................................................    1.532261       1.669792          3,983
  01/01/2008 to 12/31/2008.....................................................    1.669792       0.951685          2,762
  01/01/2009 to 12/31/2009.....................................................    0.951685       1.203926          2,292
  01/01/2010 to 12/31/2010.....................................................    1.203926       1.281139          2,027
  01/01/2011 to 12/31/2011.....................................................    1.281139       1.103556          1,654
  01/01/2012 to 12/31/2012.....................................................    1.103556       1.284268          1,311
Morgan Stanley Mid Cap Growth Sub-Account
  05/03/2010 to 12/31/2010.....................................................    1.287418       1.495226            902
  01/01/2011 to 12/31/2011.....................................................    1.495226       1.372418            690
  01/01/2012 to 12/31/2012.....................................................    1.372418       1.478846            600
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
 Sub-Account)
  01/01/2003 to 12/31/2003.....................................................    0.810364       1.135435            779
  01/01/2004 to 04/30/2004.....................................................    1.135435       1.125155            955
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
 Sub-Account and before that Janus Mid Cap Sub-Account)
  01/01/2003 to 12/31/2003.....................................................    1.081569       1.432110          3,213
  01/01/2004 to 12/31/2004.....................................................    1.432110       1.649774          3,281
  01/01/2005 to 12/31/2005.....................................................    1.649774       1.735305          2,809
  01/01/2006 to 12/31/2006.....................................................    1.735305       1.909037          2,493
  01/01/2007 to 12/31/2007.....................................................    1.909037       2.035026          2,091
  01/01/2008 to 12/31/2008.....................................................    2.035026       0.894315          1,534
  01/01/2009 to 12/31/2009.....................................................    0.894315       1.177598          1,196
  01/01/2010 to 04/30/2010.....................................................    1.177598       1.274520              0
Neuberger Berman Genesis Sub-account
  01/01/2003 to 12/31/2003.....................................................    1.086108       1.608012         21,923
  01/01/2004 to 12/31/2004.....................................................    1.608012       1.828885         21,043
  01/01/2005 to 12/31/2005.....................................................    1.828885       1.878440         17,739
  01/01/2006 to 12/31/2006.....................................................    1.878440       2.162288         14,030
  01/01/2007 to 12/31/2007.....................................................    2.162288       2.058454         10,854
  01/01/2008 to 12/31/2008.....................................................    2.058454       1.250230          7,181
  01/01/2009 to 12/31/2009.....................................................    1.250230       1.394995          5,551
  01/01/2010 to 12/31/2010.....................................................    1.394995       1.672437          4,498
  01/01/2011 to 12/31/2011.....................................................    1.672437       1.744912          3,676
  01/01/2012 to 12/31/2012.....................................................    1.744912       1.893040          3,092
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.....................................................   12.752804      14.710742             10
  01/01/2005 to 12/31/2005.....................................................   14.710742      16.824885             32
  01/01/2006 to 12/31/2006.....................................................   16.824885      19.304552             60
  01/01/2007 to 12/31/2007.....................................................   19.304552      20.226655             52
  01/01/2008 to 12/31/2008.....................................................   20.226655      11.855415             41
  01/01/2009 to 12/31/2009.....................................................   11.855415      16.343625             33
  01/01/2010 to 12/31/2010.....................................................   16.343625      18.683400             32
  01/01/2011 to 12/31/2011.....................................................   18.683400      16.875548             23
  01/01/2012 to 12/31/2012.....................................................   16.875548      20.163307             15

                                                     1.40% VARIABLE ACCOUNT CHARGE
                                             ---------------------------------------------
                                                                              NUMBER OF
                                                                             ACCUMULATION
                                             ACCUMULATION                       UNITS
                                             UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                             BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                             ------------- ---------------- --------------
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006..................   10.995472      11.102944             16
  01/01/2007 to 12/31/2007..................   11.102944      12.129906             36
  01/01/2008 to 12/31/2008..................   12.129906      11.136801            160
  01/01/2009 to 12/31/2009..................   11.136801      12.964097            165
  01/01/2010 to 12/31/2010..................   12.964097      13.776064            159
  01/01/2011 to 12/31/2011..................   13.776064      15.098543            134
  01/01/2012 to 12/31/2012..................   15.098543      16.247045            124
PIMCO Total Return Sub-Account
  01/01/2003 to 12/31/2003..................    1.135740       1.168176         26,470
  01/01/2004 to 12/31/2004..................    1.168176       1.209265         24,664
  01/01/2005 to 12/31/2005..................    1.209265       1.219302         23,591
  01/01/2006 to 12/31/2006..................    1.219302       1.256717         19,483
  01/01/2007 to 12/31/2007..................    1.256717       1.332890         14,853
  01/01/2008 to 12/31/2008..................    1.332890       1.319696         11,574
  01/01/2009 to 12/31/2009..................    1.319696       1.535969          9,603
  01/01/2010 to 12/31/2010..................    1.535969       1.638371          7,812
  01/01/2011 to 12/31/2011..................    1.638371       1.666863          6,129
  01/01/2012 to 12/31/2012..................    1.666863       1.795946          5,329
RCM Technology Sub-Account
  01/01/2003 to 12/31/2003..................    0.296057       0.460016          4,496
  01/01/2004 to 12/31/2004..................    0.460016       0.434043          3,604
  01/01/2005 to 12/31/2005..................    0.434043       0.475175          2,783
  01/01/2006 to 12/31/2006..................    0.475175       0.493639          2,592
  01/01/2007 to 12/31/2007..................    0.493639       0.640182          2,158
  01/01/2008 to 12/31/2008..................    0.640182       0.350649          1,862
  01/01/2009 to 12/31/2009..................    0.350649       0.549696          1,588
  01/01/2010 to 12/31/2010..................    0.549696       0.692155          1,316
  01/01/2011 to 12/31/2011..................    0.692155       0.615012          1,115
  01/01/2012 to 12/31/2012..................    0.615012       0.679905          1,426
Russell 2000(R) Index Sub-Account
  01/01/2003 to 12/31/2003..................    0.927196       1.332270          4,506
  01/01/2004 to 12/31/2004..................    1.332270       1.542319          4,835
  01/01/2005 to 12/31/2005..................    1.542319       1.586342          4,497
  01/01/2006 to 12/31/2006..................    1.586342       1.839366          3,814
  01/01/2007 to 12/31/2007..................    1.839366       1.782741          3,025
  01/01/2008 to 12/31/2008..................    1.782741       1.165977          1,976
  01/01/2009 to 12/31/2009..................    1.165977       1.444805          1,648
  01/01/2010 to 12/31/2010..................    1.444805       1.803400          1,303
  01/01/2011 to 12/31/2011..................    1.803400       1.702138          1,053
  01/01/2012 to 12/31/2012..................    1.702138       1.947762            882

                                                                           1.40% VARIABLE ACCOUNT CHARGE
                                                                   ---------------------------------------------
                                                                                                    NUMBER OF
                                                                                                   ACCUMULATION
                                                                   ACCUMULATION                       UNITS
                                                                   UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                   BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                      PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                   ------------- ---------------- --------------
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004........................................   1.116697        1.210073            279
  01/01/2005 to 12/31/2005........................................   1.210073        1.268802          1,030
  01/01/2006 to 12/31/2006........................................   1.268802        1.412393          1,114
  01/01/2007 to 12/31/2007........................................   1.412393        1.520102          1,357
  01/01/2008 to 12/31/2008........................................   1.520102        0.869328          1,154
  01/01/2009 to 12/31/2009........................................   0.869328        1.226173          1,075
  01/01/2010 to 12/31/2010........................................   1.226173        1.411587            961
  01/01/2011 to 12/31/2011........................................   1.411587        1.373417            630
  01/01/2012 to 12/31/2012........................................   1.373417        1.607123            532
T. Rowe Price Mid Cap Growth Sub-Account
  01/01/2003 to 12/31/2003........................................   0.454589        0.612518          5,480
  01/01/2004 to 12/31/2004........................................   0.612518        0.711632          6,950
  01/01/2005 to 12/31/2005........................................   0.711632        0.804413          7,340
  01/01/2006 to 12/31/2006........................................   0.804413        0.842156          7,030
  01/01/2007 to 12/31/2007........................................   0.842156        0.976849          5,806
  01/01/2008 to 12/31/2008........................................   0.976849        0.580351          3,835
  01/01/2009 to 12/31/2009........................................   0.580351        0.832512          2,945
  01/01/2010 to 12/31/2010........................................   0.832512        1.048210          2,300
  01/01/2011 to 12/31/2011........................................   1.048210        1.016636          1,891
  01/01/2012 to 12/31/2012........................................   1.016636        1.139593          1,624
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004........................................   1.238152        1.320013             42
  01/01/2005 to 12/31/2005........................................   1.320013        1.441195            190
  01/01/2006 to 12/31/2006........................................   1.441195        1.472779            557
  01/01/2007 to 12/31/2007........................................   1.472779        1.590630            487
  01/01/2008 to 12/31/2008........................................   1.590630        0.998819            503
  01/01/2009 to 12/31/2009........................................   0.998819        1.365463            502
  01/01/2010 to 12/31/2010........................................   1.365463        1.813222            480
  01/01/2011 to 12/31/2011........................................   1.813222        1.813941            586
  01/01/2012 to 12/31/2012........................................   1.813941        2.073141            603
Western Asset Management Strategic Bond Opportunities Sub-Account
  01/01/2003 to 12/31/2003........................................   1.732982        1.924585         19,494
  01/01/2004 to 12/31/2004........................................   1.924585        2.023251         17,883
  01/01/2005 to 12/31/2005........................................   2.023251        2.051726         16,382
  01/01/2006 to 12/31/2006........................................   2.051726        2.125575         13,022
  01/01/2007 to 12/31/2007........................................   2.125575        2.180377          9,844
  01/01/2008 to 12/31/2008........................................   2.180377        1.827218          6,079
  01/01/2009 to 12/31/2009........................................   1.827218        2.382378          4,444
  01/01/2010 to 12/31/2010........................................   2.382378        2.648228          3,847
  01/01/2011 to 12/31/2011........................................   2.648228        2.771859          3,052
  01/01/2012 to 12/31/2012........................................   2.771859        3.047326          2,605

                                                                 1.40% VARIABLE ACCOUNT CHARGE
                                                         ---------------------------------------------
                                                                                          NUMBER OF
                                                                                         ACCUMULATION
                                                         ACCUMULATION                       UNITS
                                                         UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                         BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                            PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                         ------------- ---------------- --------------
Western Asset Management U.S. Government Sub-Account
  01/01/2003 to 12/31/2003..............................    1.586448       1.590633         24,559
  01/01/2004 to 12/31/2004..............................    1.590633       1.615611         20,036
  01/01/2005 to 12/31/2005..............................    1.615611       1.620674         17,322
  01/01/2006 to 12/31/2006..............................    1.620674       1.664713         14,256
  01/01/2007 to 12/31/2007..............................    1.664713       1.712922         10,711
  01/01/2008 to 12/31/2008..............................    1.712922       1.682965          6,650
  01/01/2009 to 12/31/2009..............................    1.682965       1.731466          5,149
  01/01/2010 to 12/31/2010..............................    1.731466       1.806611          4,142
  01/01/2011 to 12/31/2011..............................    1.806611       1.879705          3,364
  01/01/2012 to 12/31/2012..............................    1.879705       1.915899          2,944
MetLife Conservative Allocation Sub-Account
  05/01/2005 to 12/31/2005..............................    9.998849      10.299739             16
  01/01/2006 to 12/31/2006..............................   10.299739      10.856842             65
  01/01/2007 to 12/31/2007..............................   10.856842      11.301500            108
  01/01/2008 to 12/31/2008..............................   11.301500       9.540600            103
  01/01/2009 to 12/31/2009..............................    9.540600      11.338992            101
  01/01/2010 to 12/31/2010..............................   11.338992      12.305328             65
  01/01/2011 to 12/31/2011..............................   12.305328      12.529284             71
  01/01/2012 to 12/31/2012..............................   12.529284      13.488260            102
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005 to 12/31/2005..............................    9.998849      10.517665             34
  01/01/2006 to 12/31/2006..............................   10.517665      11.349099            147
  01/01/2007 to 12/31/2007..............................   11.349099      11.728876            290
  01/01/2008 to 12/31/2008..............................   11.728876       9.067698            193
  01/01/2009 to 12/31/2009..............................    9.067698      11.058754            173
  01/01/2010 to 12/31/2010..............................   11.058754      12.162022            172
  01/01/2011 to 12/31/2011..............................   12.162022      12.119093            143
  01/01/2012 to 12/31/2012..............................   12.119093      13.319397            125
MetLife Moderate Allocation Sub-Account
  05/01/2005 to 12/31/2005..............................    9.998849      10.748464             81
  01/01/2006 to 12/31/2006..............................   10.748464      11.854319            267
  01/01/2007 to 12/31/2007..............................   11.854319      12.196651            421
  01/01/2008 to 12/31/2008..............................   12.196651       8.582985            400
  01/01/2009 to 12/31/2009..............................    8.582985      10.709108            340
  01/01/2010 to 12/31/2010..............................   10.709108      11.951194            340
  01/01/2011 to 12/31/2011..............................   11.951194      11.624061            293
  01/01/2012 to 12/31/2012..............................   11.624061      12.979301            246
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005 to 12/31/2005..............................    9.998849      10.974321             81
  01/01/2006 to 12/31/2006..............................   10.974321      12.360650            287
  01/01/2007 to 12/31/2007..............................   12.360650      12.657119            362
  01/01/2008 to 12/31/2008..............................   12.657119       8.097891            371
  01/01/2009 to 12/31/2009..............................    8.097891      10.308554            297
  01/01/2010 to 12/31/2010..............................   10.308554      11.659519            218
  01/01/2011 to 12/31/2011..............................   11.659519      11.064055            185
  01/01/2012 to 12/31/2012..............................   11.064055      12.588059            154

                                                                                            1.40% VARIABLE ACCOUNT CHARGE
                                                                                    ---------------------------------------------
                                                                                                                     NUMBER OF
                                                                                                                    ACCUMULATION
                                                                                    ACCUMULATION                       UNITS
                                                                                    UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                                    BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                       PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                                    ------------- ---------------- --------------
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011..........................................................   12.160754      10.414730            23
 01/01/2012 to 12/31/2012..........................................................   10.414730      11.988490            27
MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive Allocation
 Sub-Account)
 05/01/2005 to 12/31/2005..........................................................    9.998849      11.150576             3
 01/01/2006 to 12/31/2006..........................................................   11.150576      12.717820            19
 01/01/2007 to 12/31/2007..........................................................   12.717820      12.949992            36
 01/01/2008 to 12/31/2008..........................................................   12.949992       7.604288            28
 01/01/2009 to 12/31/2009..........................................................    7.604288       9.859832            38
 01/01/2010 to 12/31/2010..........................................................    9.859832      11.248397            23
 01/01/2011 to 04/29/2011..........................................................   11.248397      12.197241             0
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..........................................................   10.704349      11.415778             2
 01/01/2007 to 12/31/2007..........................................................   11.415778      11.888698             3
 01/01/2008 to 12/31/2008..........................................................   11.888698       7.858087             0
 01/01/2009 to 12/31/2009..........................................................    7.858087      10.003688            21
 01/01/2010 to 12/31/2010..........................................................   10.003688      11.260907            41
 01/01/2011 to 12/31/2011..........................................................   11.260907      10.868245            43
 01/01/2012 to 12/31/2012..........................................................   10.868245      12.327324            26
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..........................................................   10.513475      11.160973             5
 01/01/2007 to 12/31/2007..........................................................   11.160973      11.599133             5
 01/01/2008 to 12/31/2008..........................................................   11.599133       8.571201             1
 01/01/2009 to 12/31/2009..........................................................    8.571201      10.555519            53
 01/01/2010 to 12/31/2010..........................................................   10.555519      11.682751            34
 01/01/2011 to 12/31/2011..........................................................   11.682751      11.642906            44
 01/01/2012 to 12/31/2012..........................................................   11.642906      12.954905            35
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..........................................................   14.495461      15.190349            51
 01/01/2007 to 12/31/2007..........................................................   15.190349      15.437741           112
 01/01/2008 to 12/31/2008..........................................................   15.437741      13.764914           109
 01/01/2009 to 12/31/2009..........................................................   13.764914      15.246457            81
 01/01/2010 to 12/31/2010..........................................................   15.246457      15.963466            62
 01/01/2011 to 12/31/2011..........................................................   15.963466      16.661353            56
 01/01/2012 to 12/31/2012..........................................................   16.661353      17.267865            33
American Funds Global Small Capitalization Sub-Account
 01/01/2003 to 12/31/2003..........................................................    1.068961       1.614333         2,973
 01/01/2004 to 12/31/2004..........................................................    1.614333       1.919416         3,555
 01/01/2005 to 12/31/2005..........................................................    1.919416       2.366770         4,389
 01/01/2006 to 12/31/2006..........................................................    2.366770       2.888153         4,409
 01/01/2007 to 12/31/2007..........................................................    2.888153       3.449341         4,038
 01/01/2008 to 12/31/2008..........................................................    3.449341       1.576838         2,756
 01/01/2009 to 12/31/2009..........................................................    1.576838       2.501779         2,194
 01/01/2010 to 12/31/2010..........................................................    2.501779       3.012456         1,774
 01/01/2011 to 12/31/2011..........................................................    3.012456       2.395932         1,448
 01/01/2012 to 12/31/2012..........................................................    2.395932       2.784899         1,206

                                                  1.40% VARIABLE ACCOUNT CHARGE
                                          ---------------------------------------------
                                                                           NUMBER OF
                                                                          ACCUMULATION
                                          ACCUMULATION                       UNITS
                                          UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                          BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                             PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                          ------------- ---------------- --------------
American Funds Growth-Income Sub-Account
  01/01/2003 to 12/31/2003...............    6.559432       8.544391         3,314
  01/01/2004 to 12/31/2004...............    8.544391       9.276103         3,723
  01/01/2005 to 12/31/2005...............    9.276103       9.656906         3,563
  01/01/2006 to 12/31/2006...............    9.656906      10.943498         2,958
  01/01/2007 to 12/31/2007...............   10.943498      11.306237         2,402
  01/01/2008 to 12/31/2008...............   11.306237       6.911494         1,649
  01/01/2009 to 12/31/2009...............    6.911494       8.922283         1,332
  01/01/2010 to 12/31/2010...............    8.922283       9.779204         1,061
  01/01/2011 to 12/31/2011...............    9.779204       9.443455           867
  01/01/2012 to 12/31/2012...............    9.443455      10.911931           711
American Funds Growth Sub-Account
  01/01/2003 to 12/31/2003...............    8.158775      10.979316         2,857
  01/01/2004 to 12/31/2004...............   10.979316      12.148754         3,327
  01/01/2005 to 12/31/2005...............   12.148754      13.885527         3,330
  01/01/2006 to 12/31/2006...............   13.885527      15.054513         2,820
  01/01/2007 to 12/31/2007...............   15.054513      16.635251         2,257
  01/01/2008 to 12/31/2008...............   16.635251       9.167329         1,544
  01/01/2009 to 12/31/2009...............    9.167329      12.571217         1,218
  01/01/2010 to 12/31/2010...............   12.571217      14.675647         1,006
  01/01/2011 to 12/31/2011...............   14.675647      13.818546           797
  01/01/2012 to 12/31/2012...............   13.818546      16.022917           629

----------
/(1)/ Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced
      Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

/(2)/ Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the
      MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. On April 29, 2011 Legg Mason Value Equity Portfolio merged with and into Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the Legg Mason ClearBridge Aggressive Growth Portfolio Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

/(3)/ Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid
      Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

/(4)/ Previously, the FIMid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

/(5)/ Previously, the Morgan Stanley International Magnum Equity Sub-Account.
      On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.

/(6)/ Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the
      Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

/(7)/ Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the
      MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

/(8)/ Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus
      Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio. Effective May 1, 2010 Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio.

/(9)/ April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock
      Large-Cap Core Portfolio.

/(10)/ Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock
       Legacy Large Cap Growth Portfolio.

/(11)/ On May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan
       Stanley Mid Cap Growth Portfolio.

/(12)/ On or about April 29, 2011 the MetLife Aggressive Allocation Strategy
       Portfolio of the Metropolitan Fund merged into the MetLife Aggressive Strategy Portfolio of the Met Investors Series Trust.

                                  APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

   Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

   Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

   If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

   Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

Toll-free telephone service:  --A recording of daily unit values is available by calling 1-800-333-2501.

                              --Fund transfers and changes of future purchase payment allocations can be made by calling 1-800-435-4117.

Written Communications:       --All communications and inquiries regarding address changes, premium payments, billing, fund transfers, surrenders, maturities and any other processing matters relating to your Contract should be directed to:

                                 New England Life Insurance Company
                                 c/o Annuity Administrative Office
                                 P.O. Box 14594
                                 Des Moines, IA 50306-3594
                                 Fax: (515) 457-4301

                                  APPENDIX B

                       CONTINGENT DEFERRED SALES CHARGE

   The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

   As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                  APPENDIX C

                                  PREMIUM TAX

   Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                          CONTRACTS USED WITH TAX
        JURISDICTION     QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
        ------------     -------------------------- -------------------
        California                 0.50%/1/                2.35%
        Florida                    1.00%/2/                1.00%/2/
        Maine                         --                   2.00%
        Nevada                        --                   3.50%
        South Dakota/3/               --                   1.25%
        West Virginia              1.00%                   1.00%
        Wyoming                       --                   1.00%
        Puerto Rico                1.00%                   1.00%

----------
/1/Contracts sold to (S)408(a) IRA Trusts are taxed at 2.35%.

/2/Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.

/3/A special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. The Special Rate on large case policies is not subject to retaliation. The special tax rate of 1.25% applies to life insurance policies with a face value of $7,000 or less.

See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                  APPENDIX D

                              EXCHANGED CONTRACTS

   You may exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

   The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.

   If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)

   If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I, PREFERENCE OR ZENITH ACCUMULATOR CONTRACT


                                                   ASSET-BASED
                                                   (MORTALITY &
                                                   EXPENSE AND
                                                   ADMIN. ASSET   ADMINISTRATION
                              CDSC                   CHARGE)      CONTRACT CHARGE           OTHER
                 -------------------------------- --------------- ---------------- ------------------------
American Growth  7% of purchase payments;             1.40%       $30 (or 2% of    premium tax charge
 Series (AGS)    declining to 0% after 7 years      (1.65% for    total Contract   on purchase payments
                                                   certain Sub-   Value if less)   in South Dakota is paid
                                                    accounts)     --waiver may     by us and recovered
                                                                    apply          later

Fund I           --none on exchange                    .95%       3% of first $46  premium tax charge
                 --subsequent purchase payments                   2% of excess     taken from purchase
                   will have AGS's CDSC                           (amounts will    payments in South
                                                                  be lower for     Dakota
                                                                  single purchase  --Sales Charge--maxi-
                                                                  payment            mum 6%
                                                                  contracts)

Preference       --none on exchange                   1.25%       $30              premium tax charge
                 --subsequent purchase payments   (mortality and  --no waiver      taken from purchase
                   will have AGS's CDSC           expense only;                    payments in South
                                                        no                         Dakota
                                                  Administration
                                                  Asset Charge)

Zenith           --none on exchange                   1.35%       $30              premium tax charge
 Accumulator     --will apply on subsequent         (1.60% for                     taken from purchase
                   withdrawal from AGS using the   certain Sub-                    payments in South
                   time table for Zenith            accounts)                      Dakota
                   Accumulator
                 --10 year, 6.5% (of Contract
                   Value) declining CDSC if you
                   have a Zenith Accumulator
                   Contract
                 --subsequent purchase payments
                   will have AGS's CDSC
-----------------------------------------------------------------------------------------------------------

                               TABLE OF CONTENTS
                                    OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                        FOR THE AMERICAN GROWTH SERIES

                                                                    PAGE
                                                                    -----
       THE COMPANY AND THE VARIABLE ACCOUNT........................  II-3
       INVESTMENT ADVICE...........................................  II-3
       DISTRIBUTION OF THE CONTRACTS...............................  II-6
       CALCULATION OF PERFORMANCE DATA.............................  II-6
       CALCULATION OF YIELDS.......................................  II-7
       NET INVESTMENT FACTOR.......................................  II-8
       ANNUITY PAYMENTS............................................  II-9
       HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........ II-10
       HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.......... II-11
       THE FIXED ACCOUNT........................................... II-11
       TAX STATUS OF THE CONTRACTS................................. II-12
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............... II-13
       LEGAL MATTERS............................................... II-13
       FINANCIAL STATEMENTS........................................     1

   If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

   New England Securities Corporation
   1095 Avenue of the Americas
   New York, New York 10036

     [_]  American Growth Series--New England Variable Annuity Separate Account
     [_]  Metropolitan Series Fund
     [_]  Met Investors Series Trust
     [_]  American Funds Insurance Series
     [_]  My current address is:

                                         Name
        -----------------------------            ---------------------------
              Contract Number
                                         Address
                                                 ---------------------------
        -----------------------------
                 Signature                       ---------------------------
                                                                        Zip

                          AMERICAN GROWTH SERIES - I

                    Individual Variable Annuity Contracts

                     Issued By
                New England Variable
              Annuity Separate Account   Annuity Administrative
                         of                      Office
                  New England Life
                 Insurance Company           P.O. Box 14594
                501 Boylston Street     Des Moines, IA 50306-3594
                  Boston, MA 02116
                   (800) 435-4117
                        SUPPLEMENT DATED APRIL 29, 2013
        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).

   This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account").

AMERICAN FUNDS INSURANCE SERIES(R)
American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

MET INVESTORS SERIES TRUST
BlackRock Large Cap Core Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge
  Aggressive Growth Portfolio)
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Janus Forty Portfolio
Loomis Sayles Global Markets Portfolio
Lord Abbett Bond Debenture Portfolio
Lord Abbett Mid Cap Value Portfolio
Met/Franklin Low Duration Total Return Portfolio
MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Mid Cap Growth Portfolio

MET INVESTORS SERIES TRUST--ASSET ALLOCATION PORTFOLIOS
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
MetLife Aggressive Strategy Portfolio
MetLife Growth Strategy Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio

METROPOLITAN FUND
Baillie Gifford International Stock Portfolio
Barclays Aggregate Bond Index Portfolio (formerly Barclays Capital Aggregate
  Bond Index Portfolio)
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap
  Growth Portfolio)
BlackRock Diversified Portfolio
BlackRock Large Cap Value Portfolio
BlackRock Money Market Portfolio
Davis Venture Value Portfolio
Frontier Mid Cap Growth Portfolio (formerly BlackRock Aggressive Growth
  Portfolio)
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
Met/Artisan Mid Cap Value Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
MSCI EAFE(R) Index Portfolio
Neuberger Berman Genesis Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

METROPOLITAN FUND--ASSET ALLOCATION PORTFOLIOS
MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio

   You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 29, 2013, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 1095 Avenue of the Americas, New York, NY 10036 or telephoning 1-800-777-5897.

   NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

   YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5987. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

   WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                  HIGHLIGHTS

OWNERSHIP:

   The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the death benefit. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs") and plans qualified under 401(a) and 457 of the
Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

   Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

   FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

OTHER

   We are obligated to pay all money we owe under the Contracts, including death benefits, and annuity payments. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party.

                                 EXPENSE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

      Sales Charge Imposed on Purchase Payments....         None
      Contingent Deferred Sales Charge
        (as a percentage of each purchase payment).          7%
                                                    declining annually--
                                                       see Note/(1)/
      Transfer Fee/(2)/............................          $0

NOTES:

/(1)/The Contingent Deferred Sales Charge is a declining percentage of each purchase payment (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law), as follows:

                          NUMBER OF COMPLETE
                         YEARS FROM RECEIPT OF
                           PURCHASE PAYMENT     CHARGE
                         ---------------------  ------
                                  0              7%
                                  1              6%
                                  2              5%
                                  3              4%
                                  4              3%
                                  5              2%
                                  6              1%
                           7 and thereafter      0%

/(2)/We reserve the right to limit the number and amount of transfers and impose a transfer fee.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE

                     Administration Contract Charge(1). $30

VARIABLE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average daily net assets in the subaccounts)

                                                  AMERICAN FUNDS
                                                BOND SUB-ACCOUNT,
                                              AMERICAN FUNDS GROWTH
                                           SUB-ACCOUNT, AMERICAN FUNDS
                                          GROWTH-INCOME SUB-ACCOUNT AND
                                              AMERICAN FUNDS GLOBAL        ALL OTHER
                                         SMALL CAPITALIZATION SUB-ACCOUNT SUB-ACCOUNTS
                                         -------------------------------- ------------
Mortality and Expense Risk Charge(2)....               1.50%                  1.25%
Administration Asset Charge.............               0.10%                  0.10%
                                                       ----                   ----
 Total Variable Account Annual Expenses.               1.60%                  1.35%

NOTES:

(1)The Administration Contract Charge is not imposed after annuitization.

(2)We are waiving the Mortality and Expense Risk Charge in the following amounts: (a) .08% for the Subaccount investing in the BlackRock Large Cap Core Portfolio and (b) the amount, if any, of the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

   The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                    MINIMUM* MAXIMUM
                                                                    -------- -------
TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES/(1)/
  (expenses that are deducted from Eligible Fund assets, including
  management fees, distribution (12b-1) fees, and other expenses)..   0.35%   1.21%

NOTE:

(1)The range of Total Annual Eligible Fund Operating Expenses does not take into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses as described in more detail below.

* Does not take into consideration any portfolio of the American Funds Insurance Series, for which an additional Mortality and Expense charge applies.

   The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2012, before and after any applicable contractual expense subsidy or expense deferral arrangement.

ANNUAL ELIGIBLE FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                        DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                           AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                            MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                               FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
                                            ---------- --------------- -------- --------- --------- ------------- ---------

AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Bond Fund...................   0.37%         0.25%       0.02%     0.00%     0.64%          --       0.64%
American Funds Global Small Capitalization
 Fund......................................   0.71%         0.25%       0.04%     0.00%     1.00%          --       1.00%
American Funds Growth Fund.................   0.33%         0.25%       0.02%     0.00%     0.60%          --       0.60%
American Funds Growth-Income Fund..........   0.27%         0.25%       0.02%     0.00%     0.54%          --       0.54%

MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation
 Portfolio -- Class C......................   0.06%         0.55%       0.01%     0.38%     1.00%          --       1.00%
American Funds(R) Growth Allocation
 Portfolio -- Class C......................   0.07%         0.55%       0.01%     0.38%     1.01%          --       1.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C......................   0.06%         0.55%       0.01%     0.37%     0.99%          --       0.99%
BlackRock Large Cap Core Portfolio --
 Class B...................................   0.59%         0.25%       0.05%     0.00%     0.89%       0.01%       0.88%
Clarion Global Real Estate Portfolio --
 Class B...................................   0.60%         0.25%       0.06%     0.00%     0.91%          --       0.91%
ClearBridge Aggressive Growth Portfolio --
 Class A...................................   0.61%         0.00%       0.03%     0.00%     0.64%          --       0.64%
Harris Oakmark International Portfolio --
 Class E...................................   0.77%         0.15%       0.06%     0.00%     0.98%       0.02%       0.96%
Invesco Small Cap Growth Portfolio --
 Class B...................................   0.85%         0.25%       0.02%     0.00%     1.12%       0.01%       1.11%
Janus Forty Portfolio -- Class B...........   0.63%         0.25%       0.03%     0.00%     0.91%       0.01%       0.90%
Loomis Sayles Global Markets Portfolio --
 Class B...................................   0.70%         0.25%       0.09%     0.00%     1.04%          --       1.04%
Lord Abbett Bond Debenture Portfolio --
 Class B...................................   0.51%         0.25%       0.03%     0.00%     0.79%          --       0.79%
Lord Abbett Mid Cap Value Portfolio --
 Class B...................................   0.65%         0.25%       0.04%     0.06%     1.00%       0.00%       1.00%
Met/Franklin Low Duration Total Return
 Portfolio -- Class B......................   0.50%         0.25%       0.07%     0.00%     0.82%       0.02%       0.80%
MetLife Aggressive Strategy Portfolio --
 Class B...................................   0.09%         0.25%       0.01%     0.72%     1.07%          --       1.07%

                                                           DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                              AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                               MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                  FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
                                               ---------- --------------- -------- --------- --------- ------------- ---------
MetLife Growth Strategy Portfolio --
 Class B......................................   0.06%         0.25%       0.00%     0.69%     1.00%          --       1.00%
MFS(R) Research International Portfolio --
 Class B......................................   0.68%         0.25%       0.07%     0.00%     1.00%       0.05%       0.95%
Morgan Stanley Mid Cap Growth Portfolio
 -- Class B...................................   0.65%         0.25%       0.07%     0.00%     0.97%       0.01%       0.96%
Oppenheimer Global Equity Portfolio --
 Class B......................................   0.67%         0.25%       0.09%     0.00%     1.01%       0.02%       0.99%
PIMCO Inflation Protected Bond Portfolio --
 Class B......................................   0.47%         0.25%       0.11%     0.00%     0.83%          --       0.83%
PIMCO Total Return Portfolio -- Class B.......   0.48%         0.25%       0.03%     0.00%     0.76%          --       0.76%
SSgA Growth and Income ETF Portfolio --
 Class B......................................   0.31%         0.25%       0.01%     0.24%     0.81%          --       0.81%
SSgA Growth ETF Portfolio -- Class B..........   0.32%         0.25%       0.03%     0.25%     0.85%          --       0.85%
T. Rowe Price Mid Cap Growth Portfolio --
 Class B......................................   0.75%         0.25%       0.03%     0.00%     1.03%          --       1.03%

METROPOLITAN SERIES FUND
Baillie Gifford International Stock Portfolio
 -- Class A...................................   0.81%         0.00%       0.10%     0.00%     0.91%       0.10%       0.81%
Barclays Aggregate Bond Index Portfolio --
 Class B......................................   0.25%         0.25%       0.04%     0.00%     0.54%       0.01%       0.53%
BlackRock Bond Income Portfolio --
 Class A......................................   0.32%         0.00%       0.04%     0.00%     0.36%       0.00%       0.36%
BlackRock Capital Appreciation Portfolio --
 Class A......................................   0.70%         0.00%       0.03%     0.00%     0.73%       0.01%       0.72%
BlackRock Diversified Portfolio -- Class
 B............................................   0.46%         0.25%       0.07%     0.00%     0.78%          --       0.78%
BlackRock Large Cap Value Portfolio --
 Class E......................................   0.63%         0.15%       0.03%     0.00%     0.81%       0.03%       0.78%
BlackRock Money Market Portfolio --
 Class A......................................   0.33%         0.00%       0.02%     0.00%     0.35%       0.01%       0.34%
Davis Venture Value Portfolio -- Class A......   0.70%         0.00%       0.03%     0.00%     0.73%       0.05%       0.68%
Frontier Mid Cap Growth Portfolio --
 Class B......................................   0.73%         0.25%       0.05%     0.00%     1.03%       0.02%       1.01%
Jennison Growth Portfolio -- Class A..........   0.61%         0.00%       0.03%     0.00%     0.64%       0.07%       0.57%
Loomis Sayles Small Cap Core Portfolio --
 Class A......................................   0.90%         0.00%       0.07%     0.10%     1.07%       0.08%       0.99%
Loomis Sayles Small Cap Growth Portfolio
 -- Class B...................................   0.90%         0.25%       0.06%     0.00%     1.21%       0.09%       1.12%
Met/Artisan Mid Cap Value Portfolio --
 Class A......................................   0.81%         0.00%       0.04%     0.00%     0.85%          --       0.85%
MetLife Conservative Allocation Portfolio --
 Class B......................................   0.09%         0.25%       0.02%     0.54%     0.90%       0.01%       0.89%
MetLife Conservative to Moderate Allocation
 Portfolio -- Class B.........................   0.07%         0.25%       0.01%     0.58%     0.91%       0.00%       0.91%
MetLife Mid Cap Stock Index Portfolio --
 Class B......................................   0.25%         0.25%       0.07%     0.02%     0.59%       0.00%       0.59%
MetLife Moderate Allocation Portfolio --
 Class B......................................   0.06%         0.25%       0.00%     0.63%     0.94%       0.00%       0.94%

                                                        DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                           AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                            MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                               FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
                                            ---------- --------------- -------- --------- --------- ------------- ---------
MetLife Moderate to Aggressive Allocation
 Portfolio -- Class B......................   0.06%         0.25%       0.01%     0.67%     0.99%       0.00%       0.99%
MetLife Stock Index Portfolio -- Class B...   0.25%         0.25%       0.03%     0.00%     0.53%       0.01%       0.52%
MFS(R) Total Return Portfolio -- Class E...   0.55%         0.15%       0.05%     0.00%     0.75%          --       0.75%
MFS(R) Value Portfolio -- Class A..........   0.70%         0.00%       0.03%     0.00%     0.73%       0.13%       0.60%
MSCI EAFE(R) Index Portfolio -- Class B....   0.30%         0.25%       0.11%     0.01%     0.67%       0.00%       0.67%
Neuberger Berman Genesis Portfolio --
 Class A...................................   0.82%         0.00%       0.04%     0.00%     0.86%       0.01%       0.85%
Russell 2000(R) Index Portfolio -- Class B.   0.25%         0.25%       0.08%     0.09%     0.67%       0.00%       0.67%
T. Rowe Price Large Cap Growth Portfolio
 -- Class B................................   0.60%         0.25%       0.04%     0.00%     0.89%       0.01%       0.88%
T. Rowe Price Small Cap Growth Portfolio
 -- Class B................................   0.49%         0.25%       0.06%     0.00%     0.80%          --       0.80%
Western Asset Management Strategic Bond
 Opportunities Portfolio -- Class A........   0.60%         0.00%       0.05%     0.00%     0.65%       0.04%       0.61%
Western Asset Management U.S.
 Government Portfolio -- Class A...........   0.47%         0.00%       0.03%     0.00%     0.50%       0.02%       0.48%

   The information shown in the table above was provided by the Eligible Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Eligible Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Eligible Fund, but that the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Eligible Fund's board of directors or trustees, are not shown.

   Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLE

   The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses./(1)/

   The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Ifyou surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:

                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                     ------ ------- ------- --------
           (a)......................  $929  $1,352  $1,782   $3,115
           (b)......................  $848  $1,106  $1,363   $2,245

(2) Ifyou do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted/(2)/):

                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                     ------ ------- ------- --------
           (a)......................  $285   $872   $1,482   $3,115
           (b)......................  $200   $614   $1,050   $2,245

   PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
----------

NOTES:

(1)The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.08% has been used. (See Note (1) to the Variable Account Accrual Expenses table.)

(2)If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION CONTAINING THE ACCUMULATION UNIT VALUE HISTORY APPEARS AT THE END OF THIS PROSPECTUS (SEE "ACCUMULATION UNIT VALUES").

                                  THE COMPANY

   We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states and the District of Columbia. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principal office is 1095 Avenue of the Americas, New York, New York 10036. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to The Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

                             THE VARIABLE ACCOUNT

   We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

   The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

   We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

   We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

   The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

   We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

   Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

   You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

   AMERICAN FUNDS(R) BOND FUND

   The American Funds(R) Bond Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital.

   AMERICAN FUNDS(R) GLOBAL SMALL CAPITALIZATION FUND

   The American Funds(R) Global Small Capitalization Fund's investment objective is to seek long-term growth of capital.

   AMERICAN FUNDS(R) GROWTH FUND

   The American Funds(R) Growth Fund's investment objective is to seek growth of capital.

   AMERICAN FUNDS(R) GROWTH-INCOME FUND

   The American Funds(R) Growth-Income Fund's investment objective is to seek long-term growth of capital and income.

   AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO

   The American Funds(R) Balanced Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

   AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO

   The American Funds(R) Growth Allocation Portfolio's investment objective is to seek growth of capital.

   AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO

   The American Funds(R) Moderate Allocation Portfolio's investment objective is to seek a high total return in the form of income and growth of capital, with a greater emphasis on income.

   BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO

   The Baillie Gifford International Stock Portfolio's investment objective is to seek long-term growth of capital.

   BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO)

   The Barclays Aggregate Bond Index Portfolio's investment objective is to seek to track the performance of the Barclays U.S. Aggregate Bond Index.

   BLACKROCK BOND INCOME PORTFOLIO

   The BlackRock Bond Income Portfolio's investment objective is to seek a competitive total return primarily from investing in fixed-income securities.

   BLACKROCK CAPITAL APPRECIATION PORTFOLIO (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO)

   The BlackRock Capital Appreciation Portfolio's investment objective is to seek long-term growth of capital.

   BLACKROCK DIVERSIFIED PORTFOLIO

   The BlackRock Diversified Portfolio's investment objective is to seek high total return while attempting to limit investment risk and preserve capital.

   BLACKROCK LARGE CAP CORE PORTFOLIO

   The BlackRock Large Cap Core Portfolio's investment objective is to seek long-term capital growth.

   BLACKROCK LARGE CAP VALUE PORTFOLIO

   The BlackRock Large Cap Value Portfolio's investment objective is to seek long-term growth of capital.

   BLACKROCK MONEY MARKET PORTFOLIO

   The BlackRock Money Market Portfolio's investment objective is to seek a high level of current income consistent with preservation of capital.

   CLARION GLOBAL REAL ESTATE PORTFOLIO

   The Clarion Global Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.

   CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO)

   The ClearBridge Aggressive Growth Portfolio's investment objective is to seek capital appreciation.

   DAVIS VENTURE VALUE PORTFOLIO

   The Davis Venture Value Portfolio's investment objective is to seek growth of capital.

   FRONTIER MID CAP GROWTH PORTFOLIO (FORMERLY BLACKROCK AGGRESSIVE GROWTH PORTFOLIO)

   The Frontier Mid Cap Growth Portfolio's investment objective is to seek maximum capital appreciation.

   HARRIS OAKMARK INTERNATIONAL PORTFOLIO

   The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.

   INVESCO SMALL CAP GROWTH PORTFOLIO

   The Invesco Small Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

   JANUS FORTY PORTFOLIO

   The Janus Forty Portfolio's investment objective is to seek capital appreciation.

   JENNISON GROWTH PORTFOLIO

   The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.

   LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

   The Loomis Sayles Global Markets Portfolio's investment objective is to seek high total investment return through a combination of capital appreciation and income.

   LOOMIS SAYLES SMALL CAP CORE PORTFOLIO

   The Loomis Sayles Small Cap Core Portfolio's investment objective is to seek long-term capital growth from investments in common stocks or other equity securities.

   LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO

   The Loomis Sayles Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

   LORD ABBETT BOND DEBENTURE PORTFOLIO

   The Lord Abbett Bond Debenture Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

   LORD ABBETT MID CAP VALUE PORTFOLIO

   The Lord Abbett Mid Cap Value Portfolio's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

   MET/ARTISAN MID CAP VALUE PORTFOLIO

   The Met/Artisan Mid Cap Value Portfolio's investment objective is to seek long-term capital growth.

   MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

   The Met/Franklin Low Duration Total Return Portfolio's investment objective is to seek a high level of current income, while seeking preservation of shareholders' capital.

   METLIFE AGGRESSIVE STRATEGY PORTFOLIO

   The MetLife Aggressive Strategy Portfolio's investment objective is to seek growth of capital.

   METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

   The MetLife Conservative Allocation Portfolio's investment objective is to seek a high level of current income, with growth of capital as a secondary objective.

   METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

   The MetLife Conservative to Moderate Allocation Portfolio's investment objective is to seek high total return in the form of income and growth of capital, with a greater emphasis on income.

   METLIFE GROWTH STRATEGY PORTFOLIO

   The MetLife Growth Strategy Portfolio's investment objective is to seek to provide growth of capital.

   METLIFE MID CAP STOCK INDEX PORTFOLIO

   The MetLife Mid Cap Stock Index Portfolio's investment objective is to seek to track the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index.

   METLIFE MODERATE ALLOCATION PORTFOLIO

   The MetLife Moderate Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

   METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

   The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is to seek growth of capital.

   METLIFE STOCK INDEX PORTFOLIO

   The MetLife Stock Index Portfolio's investment objective is to seek to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

   MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

   The MFS(R) Research International Portfolio's investment objective is to seek capital appreciation.

   MFS(R) TOTAL RETURN PORTFOLIO

   The MFS(R) Total Return Portfolio's investment objective is to seek a favorable total return through investment in a diversified portfolio.

   MFS(R) VALUE PORTFOLIO

   The MFS(R) Value Portfolio's investment objective is to seek capital appreciation.

   MORGAN STANLEY MID CAP GROWTH PORTFOLIO

   The Morgan Stanley Mid Cap Growth Portfolio's investment objective is to seek capital appreciation.

   MSCI EAFE(R) INDEX PORTFOLIO

   The MSCI EAFE(R) Index Portfolio's investment objective is to seek to track the performance of the MSCI EAFE(R) Index.

   NEUBERGER BERMAN GENESIS PORTFOLIO

   The Neuberger Berman Genesis Portfolio's investment objective is to seek high total return, consisting principally of capital appreciation.

   OPPENHEIMER GLOBAL EQUITY PORTFOLIO (FORMERLY MET/TEMPLETON GROWTH PORTFOLIO)

   The Oppenheimer Global Equity Portfolio's investment objective is to seek capital appreciation.

   PIMCO INFLATION PROTECTED BOND PORTFOLIO

   The PIMCO Inflation Protected Bond Portfolio's investment objective is to seek maximum real return, consistent with preservation of capital and prudent investment management.

   PIMCO TOTAL RETURN PORTFOLIO

   The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

   RUSSELL 2000(R) INDEX PORTFOLIO

   The Russell 2000(R) Index Portfolio's investment objective is to seek to track the performance of the Russell 2000(R) Index.

   SSGA GROWTH AND INCOME ETF PORTFOLIO

   The SSgA Growth and Income ETF Portfolio's investment objective is to seek growth of capital and income.

   SSGA GROWTH ETF PORTFOLIO

   The SSgA Growth ETF Portfolio's investment objective is to seek growth of capital.

   T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

   The T. Rowe Price Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital and, secondarily, dividend income.

   T. ROWE PRICE MID CAP GROWTH PORTFOLIO

   The T. Rowe Price Mid Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

   T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

   The T. Rowe Price Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

   WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

   The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital.

   WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

   The Western Asset Management U.S. Government Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital and maintenance of liquidity.

INVESTMENT ADVICE

   MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                              ADVISER (SUBADVISER)
---------                                              --------------------
Baillie Gifford International Stock Portfolio......... Baillie Gifford Overseas Limited

Barclays Aggregate Bond Index Portfolio/(1)/.......... MetLife Investment Management, LLC/(6)/

BlackRock Bond Income Portfolio....................... BlackRock Advisors, LLC

BlackRock Capital Appreciation Portfolio/(2)/......... BlackRock Advisors, LLC

BlackRock Diversified Portfolio....................... BlackRock Advisors, LLC

BlackRock Large Cap Value Portfolio................... BlackRock Advisors, LLC

BlackRock Money Market Portfolio...................... BlackRock Advisors, LLC

Davis Venture Value Portfolio......................... Davis Selected Advisers, L.P./(3)/

Frontier Mid Cap Growth Portfolio/(4)/................ Frontier Capital Management Company, LLC/(4)/

Jennison Growth Portfolio............................. Jennison Associates LLC

Loomis Sayles Small Cap Core Portfolio................ Loomis, Sayles & Company, L.P.

Loomis Sayles Small Cap Growth Portfolio.............. Loomis, Sayles & Company, L.P.

Met/Artisan Mid Cap Value Portfolio................... Artisan Partners Limited Partnership

MetLife Conservative Allocation Portfolio............. N/A/(5)/

MetLife Conservative to Moderate Allocation Portfolio. N/A/(5)/

MetLife Mid Cap Stock Index Portfolio................. MetLife Investment Management, LLC/(6)/

MetLife Moderate Allocation Portfolio................. N/A/(5)/

MetLife Moderate to Aggressive Allocation Portfolio... N/A/(5)/

MetLife Stock Index Portfolio......................... MetLife Investment Management, LLC/(6)/

MFS(R) Total Return Portfolio......................... Massachusetts Financial Services Company

MFS(R) Value Portfolio/(7)/........................... Massachusetts Financial Services Company

MSCI EAFE(R) Index Portfolio.......................... MetLife Investment Management, LLC/(6)/

Neuberger Berman Genesis Portfolio/(8)/............... Neuberger Berman Management LLC/(6)/

PORTFOLIO                                              ADVISER (SUBADVISER)
---------                                              --------------------

Russell 2000(R) Index Portfolio....................... MetLife Investment Management, LLC/(6)/

T. Rowe Price Large Cap Growth Portfolio/(9)/......... T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap Growth Portfolio.............. T. Rowe Price Associates, Inc.

Western Asset Management Strategic Bond Opportunities  Western Asset Management Company
  Portfolio...........................................

Western Asset Management U.S. Government Portfolio.... Western Asset Management Company

----------
/(1)/Effective on or about April 29, 2013, Barclays Capital Aggregate Bond
     Index Portfolio changed its name to Barclays Aggregate Bond Index
     Portfolio.

/(2)/Effective on or about April 29, 2013, BlackRock Legacy Large Cap Growth
     Portfolio changed its name to BlackRock Capital Appreciation Portfolio.

/(3)/Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly owned subsidiary.

/(4)/Effective on or about January 7, 2013, Frontier Capital Management
     Company, LLC replaced BlackRock Advisors, LLC as subadviser and BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

/(5)/The MetLife Conservative Allocation Portfolio, the MetLife Conservative to
     Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, and the MetLife Moderate to Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "funds of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series Trust. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Asset Allocation Portfolios. Each underlying fund has its own subadviser.


/(6)/Effective on or about October 3, 2012, MetLife Investment Advisors
     Company, LLC changed its name to MetLife Investment Management, LLC.

/(7)/Effective on or about April 29, 2013, (a) FI Value Leaders Portfolio and
     (b) Met Investors Series Trust--Met/Franklin Mutual Shares Portfolio merged with and into MFS(R) Value Portfolio. In addition, Class E shares of MFS(R) Value Portfolio were exchanged into Class A shares of MFS(R) Value Portfolio.

/(8)/Effective on or about April 29, 2013, MLA Mid Cap Portfolio (formerly
     Lazard Mid Cap Portfolio) merged with and into Neuberger Berman Genesis Portfolio.

/(9)/Effective on or about April 29, 2013, Met Investors Series Trust--RCM
     Technology Portfolio merged with and into T. Rowe Price Large Cap Growth Portfolio.


   For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus and its Statement of Additional Information.

   MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Met Investors Series Trust. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

PORTFOLIO                                        ADVISER (SUBADVISER)
---------                                        --------------------
American Funds(R) Balanced Allocation Portfolio. N/A/(1)/

American Funds(R) Growth Allocation Portfolio... N/A/(1)/

American Funds(R) Moderate Allocation Portfolio. N/A/(1)/

BlackRock Large Cap Core Portfolio.............. BlackRock Advisors, LLC

Clarion Global Real Estate Portfolio............ CBRE Clarion Securities LLC

ClearBridge Aggressive Growth Portfolio/(2)/.... ClearBridge Investments, LLC/(3)/

Harris Oakmark International Portfolio.......... Harris Associates L.P.

Invesco Small Cap Growth Portfolio.............. Invesco Advisers, Inc.

PORTFOLIO                                         ADVISER (SUBADVISER)
---------                                         --------------------

Janus Forty Portfolio............................ Janus Capital Management LLC

Loomis Sayles Global Markets Portfolio/(4)/...... Loomis, Sayles & Company, L.P.

Lord Abbett Bond Debenture Portfolio............. Lord, Abbett & Co. LLC

Lord Abbett Mid Cap Value Portfolio/(5)/          Lord, Abbett & Co. LLC

Met/Franklin Low Duration Total Return Portfolio. Franklin Advisers, Inc.

MetLife Aggressive Strategy Portfolio............ N/A/(1)/

MetLife Growth Strategy Portfolio/(5)/........... N/A/(1)/

MFS(R) Research International Portfolio.......... Massachusetts Financial Services Company

Morgan Stanley Mid Cap Growth Portfolio.......... Morgan Stanley Investment Management Inc.

Oppenheimer Global Equity Portfolio/(6)/......... OppenheimerFunds, Inc./(6)/

PIMCO Inflation Protected Bond Portfolio......... Pacific Investment Management Company LLC

PIMCO Total Return Portfolio..................... Pacific Investment Management Company LLC

SSgA Growth and Income ETF Portfolio............. SSgA Funds Management, Inc.

SSgA Growth ETF Portfolio........................ SSgA Funds Management, Inc.

T. Rowe Price Mid Cap Growth Portfolio........... T. Rowe Price Associates, Inc.

----------
/(1)/This portfolio is a "fund of funds" that invests in shares of a diversified group of other underlying portfolios of the Metropolitan Fund, Met Investors Series Trust, and/or the American Funds Insurance Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Portfolios. Each underlying portfolio has its own adviser and/or subadviser.

/(2)/Effective on or about April 29, 2013, Legg Mason ClearBridge Aggressive
     Growth Portfolio changed its name to ClearBridge Aggressive Growth
     Portfolio.

/(3)/Effective on or about April 29, 2013, ClearBridge Advisors, LLC changed its name to ClearBridge Investments, LLC.

/(4)/Effective on or about April 29, 2013, Met/Franklin Income Portfolio merged with and into Loomis Sayles Global Markets Portfolio.

/(5)/Effective on or about April 29, 2013, Met/Franklin Templeton Founding
     Strategy Portfolio merged with and into MetLife Growth Strategy Portfolio.

/(6)/Effective on or about April 29, 2013, Metropolitan Fund--Oppenheimer
     Global Equity Portfolio merged with and into Met/Templeton Growth Portfolio, OppenheimerFunds, Inc. replaced Templeton Global Advisors Limited as subadviser, and Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.



   For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus and its Statement of Additional Information.

   Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                                   SUBADVISER
---------                                   ----------
American Funds Bond........................    N/A
American Funds Global Small Capitalization.    N/A
American Funds Growth......................    N/A
American Funds Growth-Income...............    N/A

   For more information about the Investment Adviser, see the American Funds Insurance Series prospectus and its Statement of Additional Information.

   You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

   An investment adviser (other than our affiliate MetLife Advisers) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

   Additionally, an investment adviser (other than our affiliate MetLife Advisers) or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

   We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, which is formed as a "limited liability company". Our ownership interests in MetLife Advisers entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

   Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

   We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

   We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

   WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

   The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. Shares classes of the Eligible Funds are listed in the Annual Eligible Fund Operating Expenses table.

   Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS

   If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments.

                                 THE CONTRACTS

PURCHASE PAYMENTS

   Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

  . When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

  . For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

  . For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

  . We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

  . If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

  . We will not accept purchase payments made with cash, money orders or travelers checks.

   We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, we may refuse any initial or subsequent purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

   NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

   If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

   When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

TRANSFER PRIVILEGE

   We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

   Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

   RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

   We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, Baillie Gifford International Stock Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series(R) portfolios

("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

   As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

   Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

   The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

   The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

   In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.


   RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING

   We will terminate the dollar cost averaging program upon notification of your death.

   If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional purchase payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the subsequent purchase payment, we will allocate the payment to the instructions we have on record. Any purchase payments received after a program has ended will be allocated as described in "THE CONTRACTS--Allocation of Purchase Payments." We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no charge to you for participating in the program and transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

SURRENDERS--DIVORCE


   A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Contingent Deferred Sales Charge" (if permissible under tax law), will reduce the Contract Value and could have a significant negative impact on the death benefit.


OWNERSHIP RIGHTS--ABANDONED PROPERTY REQUIREMENTS

   Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see "Requests and Elections" below).

REQUESTS AND ELECTIONS

   We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

   Subject to our restrictions on frequent or larger transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

  . By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

  .  Through your Registered Representative

  . In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

  .  By fax (515) 457-4301.

  . For transfer or reallocation of future purchase payments, by Internet at http://www.metlife.com/new-england financial.

   If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

   We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.

   All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.

   Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

   A recording of daily unit values is available by calling 1-800-333-2501.

   We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

   A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions about a form or request, you should contact us or your sales representative before submitting the form or request.

   All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

                               ANNUITY PAYMENTS

ELECTION OF ANNUITY

   The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.


   We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend your Maturity Date (subject to restrictions in your state and our established administrative procedures).


   Please be aware that once your Contract is annuitized, you are ineligible to receive the death benefit.

   If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

   You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

   Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

   Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

   There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

   For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

   You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.

   If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).

   The Contract offers the variable annuity payment options listed below.

      Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE FOR DEATH PROCEEDS.

      Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

      Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

      Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

   Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable

----------

*It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

   You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

   Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

  . The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

  . The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

  . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

   A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

   See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

   If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

   The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

   See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

   If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

   The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

   We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

   At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of
(i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

   The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

   We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

   When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

   For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

   The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

      1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

      2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

      3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

      4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

      5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").

   An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

   For any tax qualified account (e.G. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

   A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

   In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

   Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                       FEDERAL INCOME TAX CONSIDERATIONS

   The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

   Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate (15% in 2006) applicable to long-term capital gains and qualifying dividends.

   OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  .  made on or after the taxpayer reaches age 59 1/2;

  .  made on or after the death of an Owner;

  .  attributable to the taxpayer's becoming disabled;

  . made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

  . under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

   Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

   In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

   The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

   Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

   Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

   Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

   Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

   The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

   Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from nonqualified annuity contracts (as well as interest, dividends and certain other items).

   The new 3.8% Medicare tax is imposed on the lesser of

      (1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

      (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

   "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC (S)(S)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

   The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

   PARTIAL ANNUITIZATION. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to electing partial annuitization of your Contract.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in your prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

   FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2013, $5,500 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

   SIMPLE IRA'S permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,000 for 2013. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

   ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties under new IRS regulations affecting 403(b) plans and arrangements.

   Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

   In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

   DEATH BENEFITS. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

   ELIGIBLE SECTION 457(B) PLANS, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

   LOANS. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

   REQUIRED MINIMUM DISTRIBUTIONS ("RMDS"). Qualified Contracts (including Contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

   Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

   The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

   SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For RMDs following the death of the Owner or Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

   OTHER TAX ISSUES. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective
March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

   TAX CREDITS AND DEDUCTIONS. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

   COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

  . The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

  . The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

  . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

   See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

   FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

   GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

   ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

   PUERTO RICO TAX CONSIDERATIONS. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

   We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

   Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

   We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

   We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

   The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                         DISTRIBUTION OF THE CONTRACTS

   We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through

FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds Global Small Capitalization Fund, American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio, and the American Funds Growth Allocation Portfolio for the services it provides in marketing the Funds' shares in connection with the Contract.

   Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.

   With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

   Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.

   Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.

   Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

   In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

   Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

   The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

   A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

   Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

   We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc., Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                               THE FIXED ACCOUNT

   You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state.

   We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. SEE the Statement of Additional Information.

                               LEGAL PROCEEDINGS

   In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

   It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                             FINANCIAL STATEMENTS

   Financial statements for the New England Variable Annuity Separate Account, New England Life Insurance Company and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 1095 Avenue of the Americas, New York, New York 10036, telephoning 1-800-356-5015 or visiting our website at www.metlife.com/new-england-financial.

                           ACCUMULATION UNIT VALUES
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

   Set forth below are accumulation unit values through December 31, 2012 for each Sub-Account of the New England Variable Annuity Separate Account.

                                                                                     1.35% VARIABLE ACCOUNT CHARGE
                                                                             ---------------------------------------------
                                                                                                              NUMBER OF
                                                                                                             ACCUMULATION
                                                                             ACCUMULATION                       UNITS
                                                                             UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                             BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                             ------------- ---------------- --------------

American Funds(R) Balanced Allocation Sub-Account (Class C)
  04/28/2008 to 12/31/2008..................................................   10.008520       7.014083              0
  01/01/2009 to 12/31/2009..................................................    7.014083       8.949403             24
  01/01/2010 to 12/31/2010..................................................    8.949403       9.903175             24
  01/01/2011 to 12/31/2011..................................................    9.903175       9.562791              8
  01/01/2012 to 12/31/2012..................................................    9.562791      10.710217             13
American Funds(R) Growth Allocation Sub-Account (Class C)
  04/28/2008 to 12/31/2008..................................................    9.998521       6.362008              0
  01/01/2009 to 12/31/2009..................................................    6.362008       8.413264              6
  01/01/2010 to 12/31/2010..................................................    8.413264       9.419662              6
  01/01/2011 to 12/31/2011..................................................    9.419662       8.853752              6
  01/01/2012 to 12/31/2012..................................................    8.853752      10.145787              6
American Funds(R) Moderate Allocation Sub-Account (Class C)
  04/28/2008 to 12/31/2008..................................................   10.018520       7.688026             28
  01/01/2009 to 12/31/2009..................................................    7.688026       9.359536             28
  01/01/2010 to 12/31/2010..................................................    9.359536      10.148870              8
  01/01/2011 to 12/31/2011..................................................   10.148870      10.032209             16
  01/01/2012 to 12/31/2012..................................................   10.032209      10.969741             18
Baillie Gifford International Stock Sub-Account (Class A) (previously Artio
 International Stock Sub-Account (Class A))
  01/01/2003 to 12/31/2003..................................................    0.952605       1.203392         13,909
  01/01/2004 to 12/31/2004..................................................    1.203392       1.403215         11,323
  01/01/2005 to 12/31/2005..................................................    1.403215       1.633696          9,164
  01/01/2006 to 12/31/2006..................................................    1.633696       1.877631          7,482
  01/01/2007 to 12/31/2007..................................................    1.877631       2.043649          5,721
  01/01/2008 to 12/31/2008..................................................    2.043649       1.126487          4,153
  01/01/2009 to 12/31/2009..................................................    1.126487       1.357765          3,487
  01/01/2010 to 12/31/2010..................................................    1.357765       1.436166          2,800
  01/01/2011 to 12/31/2011..................................................    1.436166       1.135377          2,289
  01/01/2012 to 12/31/2012..................................................    1.135377       1.338697          1,977
Barclays Capital Aggregate Bond Index Sub-Account
  01/01/2003 to 12/31/2003..................................................    1.226382       1.250846          2,633
  01/01/2004 to 12/31/2004..................................................    1.250846       1.281466          2,355
  01/01/2005 to 12/31/2005..................................................    1.281466       1.287755          2,032
  01/01/2006 to 12/31/2006..................................................    1.287755       1.318979          1,752
  01/01/2007 to 12/31/2007..................................................    1.318979       1.387871          1,241
  01/01/2008 to 12/31/2008..................................................    1.387871       1.446308            757
  01/01/2009 to 12/31/2009..................................................    1.446308       1.497970            720
  01/01/2010 to 12/31/2010..................................................    1.497970       1.562025            348
  01/01/2011 to 12/31/2011..................................................    1.562025       1.653373            282
  01/01/2012 to 12/31/2012..................................................    1.653373       1.690212            236

                                                        1.35% VARIABLE ACCOUNT CHARGE
                                                ---------------------------------------------
                                                                                 NUMBER OF
                                                                                ACCUMULATION
                                                ACCUMULATION                       UNITS
                                                UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                   PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                ------------- ---------------- --------------
BlackRock Aggressive Growth Sub-Account
  05/01/2004 to 12/31/2004.....................   33.837186      37.527489             0
  01/01/2005 to 12/31/2005.....................   37.527489      40.888321             0
  01/01/2006 to 12/31/2006.....................   40.888321      42.950645             1
  01/01/2007 to 12/31/2007.....................   42.950645      50.946160             1
  01/01/2008 to 12/31/2008.....................   50.946160      27.221237             1
  01/01/2009 to 12/31/2009.....................   27.221237      40.032187             1
  01/01/2010 to 12/31/2010.....................   40.032187      45.417642             1
  01/01/2011 to 12/31/2011.....................   45.417642      43.355948             1
  01/01/2012 to 12/31/2012.....................   43.355948      47.344933             0
BlackRock Bond Income Sub-Account
  01/01/2003 to 12/31/2003.....................    4.439035       4.635857         7,849
  01/01/2004 to 12/31/2004.....................    4.635857       4.776225         6,091
  01/01/2005 to 12/31/2005.....................    4.776225       4.826075         4,782
  01/01/2006 to 12/31/2006.....................    4.826075       4.971634         3,953
  01/01/2007 to 12/31/2007.....................    4.971634       5.213355         3,052
  01/01/2008 to 12/31/2008.....................    5.213355       4.966947         2,169
  01/01/2009 to 12/31/2009.....................    4.966947       5.364304         1,716
  01/01/2010 to 12/31/2010.....................    5.364304       5.733619         1,441
  01/01/2011 to 12/31/2011.....................    5.733619       6.028209         1,038
  01/01/2012 to 12/31/2012.....................    6.028209       6.395700           899
BlackRock Diversified Sub-Account
  05/01/2004 to 12/31/2004.....................   35.648033      38.474665             5
  01/01/2005 to 12/31/2005.....................   38.474665      39.030259             2
  01/01/2006 to 12/31/2006.....................   39.030259      42.453752             1
  01/01/2007 to 12/31/2007.....................   42.453752      44.233819             1
  01/01/2008 to 12/31/2008.....................   44.233819      32.744483             1
  01/01/2009 to 12/31/2009.....................   32.744483      37.797645             1
  01/01/2010 to 12/31/2010.....................   37.797645      40.764419             0
  01/01/2011 to 12/31/2011.....................   40.764419      41.662360             0
  01/01/2012 to 12/31/2012.....................   41.662360      46.077383             0
BlackRock Large Cap Core Sub-Account (Class B)
  04/30/2007 to 12/31/2007.....................    7.903839       7.974359            14
  01/01/2008 to 12/31/2008.....................    7.974359       4.932059            13
  01/01/2009 to 12/31/2009.....................    4.932059       5.800016            31
  01/01/2010 to 12/31/2010.....................    5.800016       6.434971            22
  01/01/2011 to 12/31/2011.....................    6.434971       6.365065             5
  01/01/2012 to 12/31/2012.....................    6.365065       7.121518             4
BlackRock Large Cap Core Sub-Account
  01/01/2003 to 12/31/2003.....................    4.746347       6.083176            18
  01/01/2004 to 12/31/2004.....................    6.083176       6.637413            20
  01/01/2005 to 12/31/2005.....................    6.637413       6.765857            13
  01/01/2006 to 12/31/2006.....................    6.765857       7.598828            16
  01/01/2007 to 04/27/2007.....................    7.598828       7.970421             0
BlackRock Large Cap Value Sub-Account
  01/01/2003 to 12/31/2003.....................    0.792674       1.058977           362
  01/01/2004 to 12/31/2004.....................    1.058977       1.183913           529
  01/01/2005 to 12/31/2005.....................    1.183913       1.234553           506
  01/01/2006 to 12/31/2006.....................    1.234553       1.451955           449
  01/01/2007 to 12/31/2007.....................    1.451955       1.479249           254
  01/01/2008 to 12/31/2008.....................    1.479249       0.948016           127
  01/01/2009 to 12/31/2009.....................    0.948016       1.039840           104
  01/01/2010 to 12/31/2010.....................    1.039840       1.118261           103
  01/01/2011 to 12/31/2011.....................    1.118261       1.126767            73
  01/01/2012 to 12/31/2012.....................    1.126767       1.268737            57

                                                                                        1.35% VARIABLE ACCOUNT CHARGE
                                                                                ---------------------------------------------
                                                                                                                 NUMBER OF
                                                                                                                ACCUMULATION
                                                                                ACCUMULATION                       UNITS
                                                                                UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                                BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                   PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                                ------------- ---------------- --------------
BlackRock Legacy Large Cap Growth Sub-Account
  01/01/2003 to 12/31/2003.....................................................    1.824580       2.432889         26,070
  01/01/2004 to 12/31/2004.....................................................    2.432889       2.611739         20,867
  01/01/2005 to 12/31/2005.....................................................    2.611739       2.757292         16,284
  01/01/2006 to 12/31/2006.....................................................    2.757292       2.832779         12,406
  01/01/2007 to 12/31/2007.....................................................    2.832779       3.317618          9,342
  01/01/2008 to 12/31/2008.....................................................    3.317618       2.078102          6,871
  01/01/2009 to 12/31/2009.....................................................    2.078102       2.804512          5,743
  01/01/2010 to 12/31/2010.....................................................    2.804512       3.315327          4,619
  01/01/2011 to 12/31/2011.....................................................    3.315327       2.978336          3,848
  01/01/2012 to 12/31/2012.....................................................    2.978336       3.360490          3,297
BlackRock Legacy Large Cap Growth Sub-Account (Class A) (formerly FI Large Cap
 Sub-Account)
  05/01/2006 to 12/31/2006.....................................................   17.174056      17.379668              0
  01/01/2007 to 12/31/2007.....................................................   17.379668      17.783641              0
  01/01/2008 to 12/31/2008.....................................................   17.783641       9.658126              0
  01/01/2009 to 05/01/2009.....................................................    9.658126      10.080816              0
BlackRock Money Market Sub-Account
  01/01/2003 to 12/31/2003.....................................................    2.354852       2.342007          6,242
  01/01/2004 to 12/31/2004.....................................................    2.342007       2.333289          4,416
  01/01/2005 to 12/31/2005.....................................................    2.333289       2.368696          3,441
  01/01/2006 to 12/31/2006.....................................................    2.368696       2.449470          3,565
  01/01/2007 to 12/31/2007.....................................................    2.449470       2.539147          2,881
  01/01/2008 to 12/31/2008.....................................................    2.539147       2.576484          3,471
  01/01/2009 to 12/31/2009.....................................................    2.576484       2.552625          2,071
  01/01/2010 to 12/31/2010.....................................................    2.552625       2.518663          1,614
  01/01/2011 to 12/31/2011.....................................................    2.518663       2.484979            829
  01/01/2012 to 12/31/2012.....................................................    2.484979       2.451474            580
Clarion Global Real Estate Sub-Account
  05/01/2004 to 12/31/2004.....................................................    9.998890      12.837948            124
  01/01/2005 to 12/31/2005.....................................................   12.837948      14.349118             76
  01/01/2006 to 12/31/2006.....................................................   14.349118      19.477708            144
  01/01/2007 to 12/31/2007.....................................................   19.477708      16.331587             81
  01/01/2008 to 12/31/2008.....................................................   16.331587       9.397489             62
  01/01/2009 to 12/31/2009.....................................................    9.397489      12.491898             58
  01/01/2010 to 12/31/2010.....................................................   12.491898      14.309516             45
  01/01/2011 to 12/31/2011.....................................................   14.309516      13.329326             29
  01/01/2012 to 12/31/2012.....................................................   13.329326      16.567278             27
Davis Venture Value Sub-Account
  01/01/2003 to 12/31/2003.....................................................    2.212079       2.856131         32,039
  01/01/2004 to 12/31/2004.....................................................    2.856131       3.166266         26,622
  01/01/2005 to 12/31/2005.....................................................    3.166266       3.445613         21,160
  01/01/2006 to 12/31/2006.....................................................    3.445613       3.895200         16,796
  01/01/2007 to 12/31/2007.....................................................    3.895200       4.018597         12,595
  01/01/2008 to 12/31/2008.....................................................    4.018597       2.404504          8,996
  01/01/2009 to 12/31/2009.....................................................    2.404504       3.131078          7,105
  01/01/2010 to 12/31/2010.....................................................    3.131078       3.459797          5,661
  01/01/2011 to 12/31/2011.....................................................    3.459797       3.275792          4,470
  01/01/2012 to 12/31/2012.....................................................    3.275792       3.647302          3,841

                                                                               1.35% VARIABLE ACCOUNT CHARGE
                                                                       ---------------------------------------------
                                                                                                        NUMBER OF
                                                                                                       ACCUMULATION
                                                                       ACCUMULATION                       UNITS
                                                                       UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                       BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                          PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                       ------------- ---------------- --------------
FI Value Leaders Sub-Account
  01/01/2003 to 12/31/2003............................................    1.906333        2.387056        16,145
  01/01/2004 to 12/31/2004............................................    2.387056        2.678230        13,091
  01/01/2005 to 12/31/2005............................................    2.678230        2.925027        10,163
  01/01/2006 to 12/31/2006............................................    2.925027        3.230226         8,413
  01/01/2007 to 12/31/2007............................................    3.230226        3.320480         6,236
  01/01/2008 to 12/31/2008............................................    3.320480        1.999940         4,115
  01/01/2009 to 12/31/2009............................................    1.999940        2.404152         3,374
  01/01/2010 to 12/31/2010............................................    2.404152        2.717356         2,757
  01/01/2011 to 12/31/2011............................................    2.717356        2.516118         2,199
  01/01/2012 to 12/31/2012............................................    2.516118        2.873558         1,831
Harris Oakmark International Sub-Account
  01/01/2003 to 12/31/2003............................................    0.884317        1.179141           322
  01/01/2004 to 12/31/2004............................................    1.179141        1.403956         1,417
  01/01/2005 to 12/31/2005............................................    1.403956        1.582899         1,626
  01/01/2006 to 12/31/2006............................................    1.582899        2.014401         1,779
  01/01/2007 to 12/31/2007............................................    2.014401        1.967374         1,686
  01/01/2008 to 12/31/2008............................................    1.967374        1.148507         1,110
  01/01/2009 to 12/31/2009............................................    1.148507        1.759340           837
  01/01/2010 to 12/31/2010............................................    1.759340        2.022260           717
  01/01/2011 to 12/31/2011............................................    2.022260        1.713473           505
  01/01/2012 to 12/31/2012............................................    1.713473        2.185192           476
Invesco Small Cap Growth Sub-account
  01/01/2003 to 12/31/2003............................................    0.847816        1.161543           395
  01/01/2004 to 12/31/2004............................................    1.161543        1.219639           334
  01/01/2005 to 12/31/2005............................................    1.219639        1.302794           161
  01/01/2006 to 12/31/2006............................................    1.302794        1.467670           140
  01/01/2007 to 12/31/2007............................................    1.467670        1.608185           127
  01/01/2008 to 12/31/2008............................................    1.608185        0.972100            38
  01/01/2009 to 12/31/2009............................................    0.972100        1.283419            29
  01/01/2010 to 12/31/2010............................................    1.283419        1.597753            20
  01/01/2011 to 12/31/2011............................................    1.597753        1.559329             5
  01/01/2012 to 12/31/2012............................................    1.559329        1.818762            14
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007............................................  147.677871      181.223032             1
  01/01/2008 to 12/31/2008............................................  181.223032      103.701265             2
  01/01/2009 to 12/31/2009............................................  103.701265      146.155544             2
  01/01/2010 to 12/31/2010............................................  146.155544      157.746823             2
  01/01/2011 to 12/31/2011............................................  157.746823      143.892918             2
  01/01/2012 to 12/31/2012............................................  143.892918      173.915384             2
Jennison Growth Sub-Account (formerly Met/Putnam Voyager Sub-Account)
  01/01/2003 to 12/31/2003............................................    0.346263        0.430125         1,673
  01/01/2004 to 12/31/2004............................................    0.430125        0.445480         1,294
  01/01/2005 to 04/30/2005............................................    0.445480        0.410028         1,066
Jennison Growth Sub-Account (Class A)
  05/01/2005 to 12/31/2005............................................    0.411193        0.495120           820
  01/01/2006 to 12/31/2006............................................    0.495120        0.501963           828
  01/01/2007 to 12/31/2007............................................    0.501963        0.553005           736
  01/01/2008 to 12/31/2008............................................    0.553005        0.346832           519
  01/01/2009 to 12/31/2009............................................    0.346832        0.479017           384
  01/01/2010 to 12/31/2010............................................    0.479017        0.527548           373
  01/01/2011 to 12/31/2011............................................    0.527548        0.523164           331
  01/01/2012 to 12/31/2012............................................    0.523164        0.597583           408

                                                                                       1.35% VARIABLE ACCOUNT CHARGE
                                                                               ---------------------------------------------
                                                                                                                NUMBER OF
                                                                                                               ACCUMULATION
                                                                               ACCUMULATION                       UNITS
                                                                               UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                               BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                  PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                               ------------- ---------------- --------------
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
 Appreciation Sub-Account)
  05/01/2005 to 12/31/2005....................................................    7.964216       8.650849              1
  01/01/2006 to 12/31/2006....................................................    8.650849       9.185190             13
  01/01/2007 to 12/31/2007....................................................    9.185190      10.356153             16
  01/01/2008 to 12/31/2008....................................................   10.356153       5.523222             13
  01/01/2009 to 12/31/2009....................................................    5.523222       7.830580             21
  01/01/2010 to 12/31/2010....................................................    7.830580       8.451565             16
  01/01/2011 to 12/31/2011....................................................    8.451565       8.223342              8
  01/01/2012 to 04/27/2012....................................................    8.223342       9.252734              0
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class A)
  05/02/2011 to 12/31/2011....................................................    0.860176       0.781458            516
  01/01/2012 to 12/31/2012....................................................    0.781458       0.915968            419
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class A) (previously
 Legg Mason Value Equity Sub-Account (Class A))
  05/01/2006 to 12/31/2006....................................................    0.954761       1.025283          2,145
  01/01/2007 to 12/31/2007....................................................    1.025283       0.953585          1,514
  01/01/2008 to 12/31/2008....................................................    0.953585       0.428705          1,048
  01/01/2009 to 12/31/2009....................................................    0.428705       0.582779            903
  01/01/2010 to 12/31/2010....................................................    0.582779       0.620100            780
  01/01/2011 to 04/29/2011....................................................    0.620100       0.659650              0
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class A) (formerly Legg
 Mason Partners Aggressive Growth Sub-Account (Class B) (formerly Legg
 Mason Aggressive Growth Sub-Account which was fomerly Janus Aggressive
 Growth Sub-Account, and before that, Janus Growth Sub-Account))
  01/01/2003 to 12/31/2003....................................................    0.528917       0.677855            480
  01/01/2004 to 12/31/2004....................................................    0.677855       0.725187            298
  01/01/2005 to 12/31/2005....................................................    0.725187       0.812625            408
  01/01/2006 to 12/31/2006....................................................    0.812625       0.787821            336
  01/01/2007 to 12/31/2007....................................................    0.787821       0.794818            311
  01/01/2008 to 12/31/2008....................................................    0.794818       0.477910            155
  01/01/2009 to 12/31/2009....................................................    0.477910       0.626916             75
  01/01/2010 to 12/31/2010....................................................    0.626916       0.765639             63
  01/01/2011 to 04/29/2011....................................................    0.765639       0.860271              0
Legg Mason Value Equity Sub-Account (formerly MFS(R) Investors Trust Sub-
 Account and, before that, MFS(R) Research Managers Sub-Account)
  01/01/2003 to 12/31/2003....................................................    0.658956       0.806814          3,018
  01/01/2004 to 04/30/2004....................................................    0.806814       0.822299          2,883
Legg Mason Value Equity Sub-Account (formerly MFS(R) Investors Trust Sub-
 Account)
  01/01/2003 to 12/31/2003....................................................    0.655545       0.788060          1,763
  01/01/2004 to 12/31/2004....................................................    0.788060       0.865864          3,733
  01/01/2005 to 12/31/2005....................................................    0.865864       0.916386          3,102
  01/01/2006 to 04/30/2006....................................................    0.916386       0.959644              0
Loomis Sayles Small Cap Core Sub-Account
  01/01/2003 to 12/31/2003....................................................    1.764311       2.375446         16,319
  01/01/2004 to 12/31/2004....................................................    2.375446       2.727533         13,564
  01/01/2005 to 12/31/2005....................................................    2.727533       2.877461         10,924
  01/01/2006 to 12/31/2006....................................................    2.877461       3.312505          8,574
  01/01/2007 to 12/31/2007....................................................    3.312505       3.656787          6,598
  01/01/2008 to 12/31/2008....................................................    3.656787       2.312600          4,838
  01/01/2009 to 12/31/2009....................................................    2.312600       2.971739          3,935
  01/01/2010 to 12/31/2010....................................................    2.971739       3.738969          3,136
  01/01/2011 to 12/31/2011....................................................    3.738969       3.710745          2,558
  01/01/2012 to 12/31/2012....................................................    3.710745       4.193525          2,159

                                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                                            ---------------------------------------------
                                                                                                             NUMBER OF
                                                                                                            ACCUMULATION
                                                                            ACCUMULATION                       UNITS
                                                                            UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                            BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                               PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                            ------------- ---------------- --------------
Loomis Sayles Small Cap Growth Sub-Account
  01/01/2003 to 12/31/2003.................................................    0.624736       0.891284          1,340
  01/01/2004 to 12/31/2004.................................................    0.891284       0.977320          1,278
  01/01/2005 to 12/31/2005.................................................    0.977320       1.006592            806
  01/01/2006 to 12/31/2006.................................................    1.006592       1.089662            620
  01/01/2007 to 12/31/2007.................................................    1.089662       1.121357            371
  01/01/2008 to 12/31/2008.................................................    1.121357       0.649277            282
  01/01/2009 to 12/31/2009.................................................    0.649277       0.830666            237
  01/01/2010 to 12/31/2010.................................................    0.830666       1.076434            159
  01/01/2011 to 12/31/2011.................................................    1.076434       1.091184            164
  01/01/2012 to 12/31/2012.................................................    1.091184       1.193750            147
Lord Abbett Bond Debenture Sub-Account
  01/01/2003 to 12/31/2003.................................................    1.348509       1.585323          1,265
  01/01/2004 to 12/31/2004.................................................    1.585323       1.691738          1,162
  01/01/2005 to 12/31/2005.................................................    1.691738       1.694040            986
  01/01/2006 to 12/31/2006.................................................    1.694040       1.824279            876
  01/01/2007 to 12/31/2007.................................................    1.824279       1.917566            661
  01/01/2008 to 12/31/2008.................................................    1.917566       1.539848            489
  01/01/2009 to 12/31/2009.................................................    1.539848       2.077856            406
  01/01/2010 to 12/31/2010.................................................    2.077856       2.315798            327
  01/01/2011 to 12/31/2011.................................................    2.315798       2.386691            274
  01/01/2012 to 12/31/2012.................................................    2.386691       2.659369            249
Lord Abbett Mid Cap Value Sub-Account
  04/30/2012 to 12/31/2012.................................................    2.549695       2.621960            195
Lord Abbett Mid Cap Value Sub-Account (previously Neuberger Berman Mid Cap
 Value Sub-Account)
  01/01/2003 to 12/31/2003.................................................    1.335950       1.794695            823
  01/01/2004 to 12/31/2004.................................................    1.794695       2.171797          1,209
  01/01/2005 to 12/31/2005.................................................    2.171797       2.398337          1,532
  01/01/2006 to 12/31/2006.................................................    2.398337       2.631226          1,221
  01/01/2007 to 12/31/2007.................................................    2.631226       2.678582            865
  01/01/2008 to 12/31/2008.................................................    2.678582       1.387940            706
  01/01/2009 to 12/31/2009.................................................    1.387940       2.023069            584
  01/01/2010 to 12/31/2010.................................................    2.023069       2.515893            351
  01/01/2011 to 12/31/2011.................................................    2.515893       2.316558            253
  01/01/2012 to 04/27/2012.................................................    2.316558       2.562188              0
Met/Artisan Mid Cap Value Sub-Account
  01/01/2003 to 12/31/2003.................................................    2.403843       3.146117         13,696
  01/01/2004 to 12/31/2004.................................................    3.146117       3.412124         11,273
  01/01/2005 to 12/31/2005.................................................    3.412124       3.702507          8,748
  01/01/2006 to 12/31/2006.................................................    3.702507       4.107923          6,778
  01/01/2007 to 12/31/2007.................................................    4.107923       3.775411          5,047
  01/01/2008 to 12/31/2008.................................................    3.775411       2.011046          3,461
  01/01/2009 to 12/31/2009.................................................    2.011046       2.808727          2,728
  01/01/2010 to 12/31/2010.................................................    2.808727       3.187943          2,098
  01/01/2011 to 12/31/2011.................................................    3.187943       3.357827          1,677
  01/01/2012 to 12/31/2012.................................................    3.357827       3.705570          1,414
Met/Franklin Income Sub-Account (Class C)
  04/28/2008 to 12/31/2008.................................................    9.998521       7.989129              0
  01/01/2009 to 12/31/2009.................................................    7.989129      10.075432              2
  01/01/2010 to 12/31/2010.................................................   10.075432      11.115352              4
  01/01/2011 to 12/31/2011.................................................   11.115352      11.200656              9
  01/01/2012 to 12/31/2012.................................................   11.200656      12.430131              5

                                                                        1.35% VARIABLE ACCOUNT CHARGE
                                                                ---------------------------------------------
                                                                                                 NUMBER OF
                                                                                                ACCUMULATION
                                                                ACCUMULATION                       UNITS
                                                                UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                   PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                ------------- ---------------- --------------
Met/Franklin Low Duration Total Return Sub-Account
  05/02/2011 to 12/31/2011.....................................   9.988151        9.770311             0
  01/01/2012 to 12/31/2012.....................................   9.770311       10.062522             1
Met/Franklin Mutual Shares Sub-Account (Class C)
  04/28/2008 to 12/31/2008.....................................   9.998521        6.602417             0
  01/01/2009 to 12/31/2009.....................................   6.602417        8.134815             0
  01/01/2010 to 12/31/2010.....................................   8.134815        8.910472             0
  01/01/2011 to 12/31/2011.....................................   8.910472        8.743155             0
  01/01/2012 to 12/31/2012.....................................   8.743155        9.825638             0
Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
  04/28/2008 to 12/31/2008.....................................   9.998521        7.036062             0
  01/01/2009 to 12/31/2009.....................................   7.036062        8.923673             2
  01/01/2010 to 12/31/2010.....................................   8.923673        9.688484             2
  01/01/2011 to 12/31/2011.....................................   9.688484        9.390555             0
  01/01/2012 to 12/31/2012.....................................   9.390555       10.757716             1
Met/Templeton Growth Sub-Account (Class C)
  04/28/2008 to 12/31/2008.....................................   9.998521        6.571545             1
  01/01/2009 to 12/31/2009.....................................   6.571545        8.598370             4
  01/01/2010 to 12/31/2010.....................................   8.598370        9.132809             4
  01/01/2011 to 12/31/2011.....................................   9.132809        8.389136             0
  01/01/2012 to 12/31/2012.....................................   8.389136       10.114581             0
MetLife Mid Cap Stock Index Sub-Account
  01/01/2003 to 12/31/2003.....................................   0.863156        1.145805           925
  01/01/2004 to 12/31/2004.....................................   1.145805        1.308103         1,018
  01/01/2005 to 12/31/2005.....................................   1.308103        1.445754         1,012
  01/01/2006 to 12/31/2006.....................................   1.445754        1.566577           598
  01/01/2007 to 12/31/2007.....................................   1.566577        1.661625           502
  01/01/2008 to 12/31/2008.....................................   1.661625        1.042930           366
  01/01/2009 to 12/31/2009.....................................   1.042930        1.407348           258
  01/01/2010 to 12/31/2010.....................................   1.407348        1.749425           213
  01/01/2011 to 12/31/2011.....................................   1.749425        1.688259           159
  01/01/2012 to 12/31/2012.....................................   1.688259        1.954128           142
MetLife Stock Index Sub-Account
  01/01/2003 to 12/31/2003.....................................   2.696977        3.402464           845
  01/01/2004 to 12/31/2004.....................................   3.402464        3.701757           723
  01/01/2005 to 12/31/2005.....................................   3.701757        3.812071           643
  01/01/2006 to 12/31/2006.....................................   3.812071        4.332252           466
  01/01/2007 to 12/31/2007.....................................   4.332252        4.486461           355
  01/01/2008 to 12/31/2008.....................................   4.486461        2.776952           212
  01/01/2009 to 12/31/2009.....................................   2.776952        3.449865           180
  01/01/2010 to 12/31/2010.....................................   3.449865        3.896822           166
  01/01/2011 to 12/31/2011.....................................   3.896822        3.907545           142
  01/01/2012 to 12/31/2012.....................................   3.907545        4.449638           116
MFS(R) Research International Sub-Account
  01/01/2003 to 12/31/2003.....................................   0.738048        0.961525           518
  01/01/2004 to 12/31/2004.....................................   0.961525        1.134143           840
  01/01/2005 to 12/31/2005.....................................   1.134143        1.302739           992
  01/01/2006 to 12/31/2006.....................................   1.302739        1.626745           978
  01/01/2007 to 12/31/2007.....................................   1.626745        1.818114           695
  01/01/2008 to 12/31/2008.....................................   1.818114        1.033771           546
  01/01/2009 to 12/31/2009.....................................   1.033771        1.341854           344
  01/01/2010 to 12/31/2010.....................................   1.341854        1.474851           271
  01/01/2011 to 12/31/2011.....................................   1.474851        1.299209           198
  01/01/2012 to 12/31/2012.....................................   1.299209        1.495845           181

                                                                                        1.35% VARIABLE ACCOUNT CHARGE
                                                                                ---------------------------------------------
                                                                                                                 NUMBER OF
                                                                                                                ACCUMULATION
                                                                                ACCUMULATION                       UNITS
                                                                                UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                                BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                   PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                                ------------- ---------------- --------------
MFS(R) Total Return Sub-Account (formerly Balance Sub-Account)
  01/01/2003 to 12/31/2003.....................................................    1.272895       1.503906         18,686
  01/01/2004 to 04/30/2004.....................................................    1.503906       1.491745         17,780
MFS(R) Total Return Sub-Account (Class E)
  05/01/2004 to 12/31/2004.....................................................   38.119840      41.490362            830
  01/01/2005 to 12/31/2005.....................................................   41.490362      42.144039            467
  01/01/2006 to 12/31/2006.....................................................   42.144039      46.585191            379
  01/01/2007 to 12/31/2007.....................................................   46.585191      47.897748            306
  01/01/2008 to 12/31/2008.....................................................   47.897748      36.731880            215
  01/01/2009 to 12/31/2009.....................................................   36.731880      42.914039            177
  01/01/2010 to 12/31/2010.....................................................   42.914039      46.538129            147
  01/01/2011 to 12/31/2011.....................................................   46.538129      46.950508            126
  01/01/2012 to 12/31/2012.....................................................   46.950508      51.606905            107
MFS(R) Value Sub-Account (Class E)
  01/01/2003 to 12/31/2003.....................................................    0.973174       1.203425          1,137
  01/01/2004 to 12/31/2004.....................................................    1.203425       1.321295          1,194
  01/01/2005 to 12/31/2005.....................................................    1.321295       1.283517          1,083
  01/01/2006 to 12/31/2006.....................................................    1.283517       1.493445            540
  01/01/2007 to 12/31/2007.....................................................    1.493445       1.415429            365
  01/01/2008 to 12/31/2008.....................................................    1.415429       0.927051            181
  01/01/2009 to 12/31/2009.....................................................    0.927051       1.103678            209
  01/01/2010 to 12/31/2010.....................................................    1.103678       1.211421            156
  01/01/2011 to 12/31/2011.....................................................    1.211421       1.204841            135
  01/01/2012 to 12/31/2012.....................................................    1.204841       1.383459            131
MLA Mid Cap Sub-Account
  01/01/2003 to 12/31/2003.....................................................    0.967182       1.203979            321
  01/01/2004 to 12/31/2004.....................................................    1.203979       1.358861            400
  01/01/2005 to 12/31/2005.....................................................    1.358861       1.448732            294
  01/01/2006 to 12/31/2006.....................................................    1.448732       1.639116            241
  01/01/2007 to 12/31/2007.....................................................    1.639116       1.573190            222
  01/01/2008 to 12/31/2008.....................................................    1.573190       0.957591             95
  01/01/2009 to 12/31/2009.....................................................    0.957591       1.292055             73
  01/01/2010 to 12/31/2010.....................................................    1.292055       1.566132             66
  01/01/2011 to 12/31/2011.....................................................    1.566132       1.463649             59
  01/01/2012 to 12/31/2012.....................................................    1.463649       1.520243             53
MSCI EAFE(R) Index Sub-Account
  01/01/2003 to 12/31/2003.....................................................    0.700428       0.948112            931
  01/01/2004 to 12/31/2004.....................................................    0.948112       1.115629          1,104
  01/01/2005 to 12/31/2005.....................................................    1.115629       1.243057            930
  01/01/2006 to 12/31/2006.....................................................    1.243057       1.538514          1,346
  01/01/2007 to 12/31/2007.....................................................    1.538514       1.677449            871
  01/01/2008 to 12/31/2008.....................................................    1.677449       0.956529            297
  01/01/2009 to 12/31/2009.....................................................    0.956529       1.210659            238
  01/01/2010 to 12/31/2010.....................................................    1.210659       1.288947            203
  01/01/2011 to 12/31/2011.....................................................    1.288947       1.110837            117
  01/01/2012 to 12/31/2012.....................................................    1.110837       1.293389            100
Morgan Stanley Mid Cap Growth Sub-Account
  05/03/2010 to 12/31/2010.....................................................    1.295933       1.505614            159
  01/01/2011 to 12/31/2011.....................................................    1.505614       1.382641            117
  01/01/2012 to 12/31/2012.....................................................    1.382641       1.490612            110
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
 Sub-Account)
  01/01/2003 to 12/31/2003.....................................................    0.810636       1.136382            222
  01/01/2004 to 04/30/2004.....................................................    1.136382       1.126280            288

                                                                                        1.35% VARIABLE ACCOUNT CHARGE
                                                                                ---------------------------------------------
                                                                                                                 NUMBER OF
                                                                                                                ACCUMULATION
                                                                                ACCUMULATION                       UNITS
                                                                                UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                                BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                   PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                                ------------- ---------------- --------------
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
 Sub-Account and before that Janus Mid Cap Sub-Account))
  01/01/2003 to 12/31/2003.....................................................    1.084732       1.437015           337
  01/01/2004 to 12/31/2004.....................................................    1.437015       1.656255           581
  01/01/2005 to 12/31/2005.....................................................    1.656255       1.742990           401
  01/01/2006 to 12/31/2006.....................................................    1.742990       1.918448           298
  01/01/2007 to 12/31/2007.....................................................    1.918448       2.046087           250
  01/01/2008 to 12/31/2008.....................................................    2.046087       0.899628           183
  01/01/2009 to 12/31/2009.....................................................    0.899628       1.185187           181
  01/01/2010 to 04/30/2010.....................................................    1.185187       1.282944             0
Neuberger Berman Genesis Sub-account
  01/01/2003 to 12/31/2003.....................................................    1.087462       1.610821         6,085
  01/01/2004 to 12/31/2004.....................................................    1.610821       1.832998         5,774
  01/01/2005 to 12/31/2005.....................................................    1.832998       1.883604         4,282
  01/01/2006 to 12/31/2006.....................................................    1.883604       2.169313         2,938
  01/01/2007 to 12/31/2007.....................................................    2.169313       2.066181         2,053
  01/01/2008 to 12/31/2008.....................................................    2.066181       1.255554         1,372
  01/01/2009 to 12/31/2009.....................................................    1.255554       1.401636         1,011
  01/01/2010 to 12/31/2010.....................................................    1.401636       1.681238           682
  01/01/2011 to 12/31/2011.....................................................    1.681238       1.754969           524
  01/01/2012 to 12/31/2012.....................................................    1.754969       1.904907           398
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.....................................................   12.798623      14.768490             1
  01/01/2005 to 12/31/2005.....................................................   14.768490      16.899352             7
  01/01/2006 to 12/31/2006.....................................................   16.899352      19.399664            17
  01/01/2007 to 12/31/2007.....................................................   19.399664      20.336532            24
  01/01/2008 to 12/31/2008.....................................................   20.336532      11.925807            16
  01/01/2009 to 12/31/2009.....................................................   11.925807      16.448883            16
  01/01/2010 to 12/31/2010.....................................................   16.448883      18.813115            13
  01/01/2011 to 12/31/2011.....................................................   18.813115      17.001195            13
  01/01/2012 to 12/31/2012.....................................................   17.001195      20.323634            11
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.....................................................   11.011996      11.123317             1
  01/01/2007 to 12/31/2007.....................................................   11.123317      12.158272             1
  01/01/2008 to 12/31/2008.....................................................   12.158272      11.168440            48
  01/01/2009 to 12/31/2009.....................................................   11.168440      13.007420            49
  01/01/2010 to 12/31/2010.....................................................   13.007420      13.829007            43
  01/01/2011 to 12/31/2011.....................................................   13.829007      15.164120            54
  01/01/2012 to 12/31/2012.....................................................   15.164120      16.325806            51
PIMCO Total Return Sub-Account
  01/01/2003 to 12/31/2003.....................................................    1.136808       1.169859         7,285
  01/01/2004 to 12/31/2004.....................................................    1.169859       1.211615         6,170
  01/01/2005 to 12/31/2005.....................................................    1.211615       1.222281         4,692
  01/01/2006 to 12/31/2006.....................................................    1.222281       1.260416         3,957
  01/01/2007 to 12/31/2007.....................................................    1.260416       1.337485         2,999
  01/01/2008 to 12/31/2008.....................................................    1.337485       1.324909         2,470
  01/01/2009 to 12/31/2009.....................................................    1.324909       1.542806         2,274
  01/01/2010 to 12/31/2010.....................................................    1.542806       1.646486         1,866
  01/01/2011 to 12/31/2011.....................................................    1.646486       1.675954         1,601
  01/01/2012 to 12/31/2012.....................................................    1.675954       1.806648         1,516

                                                    1.35% VARIABLE ACCOUNT CHARGE
                                            ---------------------------------------------
                                                                             NUMBER OF
                                                                            ACCUMULATION
                                            ACCUMULATION                       UNITS
                                            UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                            BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                               PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                            ------------- ---------------- --------------
RCM Technology Sub-Account
  01/01/2003 to 12/31/2003.................   0.296337        0.460681         1,379
  01/01/2004 to 12/31/2004.................   0.460681        0.434889           741
  01/01/2005 to 12/31/2005.................   0.434889        0.476338           525
  01/01/2006 to 12/31/2006.................   0.476338        0.495094           330
  01/01/2007 to 12/31/2007.................   0.495094        0.642392           334
  01/01/2008 to 12/31/2008.................   0.642392        0.352036           219
  01/01/2009 to 12/31/2009.................   0.352036        0.552146           151
  01/01/2010 to 12/31/2010.................   0.552146        0.695587           241
  01/01/2011 to 12/31/2011.................   0.695587        0.618370           173
  01/01/2012 to 12/31/2012.................   0.618370        0.683961           155
Russell 2000(R) Index Sub-Account
  01/01/2003 to 12/31/2003.................   0.929122        1.335704         1,243
  01/01/2004 to 12/31/2004.................   1.335704        1.547069         1,268
  01/01/2005 to 12/31/2005.................   1.547069        1.592021         1,161
  01/01/2006 to 12/31/2006.................   1.592021        1.846872           863
  01/01/2007 to 12/31/2007.................   1.846872        1.790916           439
  01/01/2008 to 12/31/2008.................   1.790916        1.171912           300
  01/01/2009 to 12/31/2009.................   1.171912        1.452886           211
  01/01/2010 to 12/31/2010.................   1.452886        1.814392           175
  01/01/2011 to 12/31/2011.................   1.814392        1.713368           140
  01/01/2012 to 12/31/2012.................   1.713368        1.961596            86
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.................   1.119764        1.213800           379
  01/01/2005 to 12/31/2005.................   1.213800        1.273345           690
  01/01/2006 to 12/31/2006.................   1.273345        1.418156           357
  01/01/2007 to 12/31/2007.................   1.418156        1.527073           352
  01/01/2008 to 12/31/2008.................   1.527073        0.873753           412
  01/01/2009 to 12/31/2009.................   0.873753        1.233030           407
  01/01/2010 to 12/31/2010.................   1.233030        1.420190           350
  01/01/2011 to 12/31/2011.................   1.420190        1.382477           293
  01/01/2012 to 12/31/2012.................   1.382477        1.618537           276
T. Rowe Price Mid Cap Growth Sub-Account
  01/01/2003 to 12/31/2003.................   0.455019        0.613403         2,378
  01/01/2004 to 12/31/2004.................   0.613403        0.713018         3,130
  01/01/2005 to 12/31/2005.................   0.713018        0.806381         2,310
  01/01/2006 to 12/31/2006.................   0.806381        0.844638         3,167
  01/01/2007 to 12/31/2007.................   0.844638        0.980220         2,209
  01/01/2008 to 12/31/2008.................   0.980220        0.582646         1,241
  01/01/2009 to 12/31/2009.................   0.582646        0.836223           901
  01/01/2010 to 12/31/2010.................   0.836223        1.053407           688
  01/01/2011 to 12/31/2011.................   1.053407        1.022186           590
  01/01/2012 to 12/31/2012.................   1.022186        1.146390           554
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.................   1.242603        1.325197            28
  01/01/2005 to 12/31/2005.................   1.325197        1.447557            90
  01/01/2006 to 12/31/2006.................   1.447557        1.480039           178
  01/01/2007 to 12/31/2007.................   1.480039        1.599275           130
  01/01/2008 to 12/31/2008.................   1.599275        1.004753            88
  01/01/2009 to 12/31/2009.................   1.004753        1.374260            82
  01/01/2010 to 12/31/2010.................   1.374260        1.825815            97
  01/01/2011 to 12/31/2011.................   1.825815        1.827451            89
  01/01/2012 to 12/31/2012.................   1.827451        2.089630            97

                                                                           1.35% VARIABLE ACCOUNT CHARGE
                                                                   ---------------------------------------------
                                                                                                    NUMBER OF
                                                                                                   ACCUMULATION
                                                                   ACCUMULATION                       UNITS
                                                                   UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                   BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                      PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                   ------------- ---------------- --------------
Western Asset Management Strategic Bond Opportunities Sub-Account
  01/01/2003 to 12/31/2003........................................    1.740077       1.933430         16,461
  01/01/2004 to 12/31/2004........................................    1.933430       2.033569         13,608
  01/01/2005 to 12/31/2005........................................    2.033569       2.063218         10,925
  01/01/2006 to 12/31/2006........................................    2.063218       2.138547          8,683
  01/01/2007 to 12/31/2007........................................    2.138547       2.194786          6,608
  01/01/2008 to 12/31/2008........................................    2.194786       1.840216          4,403
  01/01/2009 to 12/31/2009........................................    1.840216       2.400522          3,530
  01/01/2010 to 12/31/2010........................................    2.400522       2.669730          2,815
  01/01/2011 to 12/31/2011........................................    2.669730       2.795757          2,266
  01/01/2012 to 12/31/2012........................................    2.795757       3.075143          1,965
Western Asset Management U.S. Government Sub-Account
  01/01/2003 to 12/31/2003........................................    1.592943       1.597944         10,010
  01/01/2004 to 12/31/2004........................................    1.597944       1.623851          7,583
  01/01/2005 to 12/31/2005........................................    1.623851       1.629753          5,834
  01/01/2006 to 12/31/2006........................................    1.629753       1.674873          4,314
  01/01/2007 to 12/31/2007........................................    1.674873       1.724243          3,410
  01/01/2008 to 12/31/2008........................................    1.724243       1.694937          2,337
  01/01/2009 to 12/31/2009........................................    1.694937       1.744654          2,037
  01/01/2010 to 12/31/2010........................................    1.744654       1.821281          1,571
  01/01/2011 to 12/31/2011........................................    1.821281       1.895913          1,370
  01/01/2012 to 12/31/2012........................................    1.895913       1.933390          1,240
MetLife Conservative Allocation Sub-Account
  05/01/2005 to 12/31/2005........................................    9.998890      10.303196              0
  01/01/2006 to 12/31/2006........................................   10.303196      10.865903              0
  01/01/2007 to 12/31/2007........................................   10.865903      11.316619             10
  01/01/2008 to 12/31/2008........................................   11.316619       9.558154              5
  01/01/2009 to 12/31/2009........................................    9.558154      11.365529             14
  01/01/2010 to 12/31/2010........................................   11.365529      12.340288             26
  01/01/2011 to 12/31/2011........................................   12.340288      12.571143             26
  01/01/2012 to 12/31/2012........................................   12.571143      13.540123             19
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005 to 12/31/2005........................................    9.998890      10.521194              3
  01/01/2006 to 12/31/2006........................................   10.521194      11.358570             22
  01/01/2007 to 12/31/2007........................................   11.358570      11.744566             20
  01/01/2008 to 12/31/2008........................................   11.744566       9.084384             10
  01/01/2009 to 12/31/2009........................................    9.084384      11.084639             18
  01/01/2010 to 12/31/2010........................................   11.084639      12.196578             23
  01/01/2011 to 12/31/2011........................................   12.196578      12.159587             21
  01/01/2012 to 12/31/2012........................................   12.159587      13.370615             20
MetLife Moderate Allocation Sub-Account
  05/01/2005 to 12/31/2005........................................    9.998890      10.752070             33
  01/01/2006 to 12/31/2006........................................   10.752070      11.864211             50
  01/01/2007 to 12/31/2007........................................   11.864211      12.212966            191
  01/01/2008 to 12/31/2008........................................   12.212966       8.598781             92
  01/01/2009 to 12/31/2009........................................    8.598781      10.734178             55
  01/01/2010 to 12/31/2010........................................   10.734178      11.985154             75
  01/01/2011 to 12/31/2011........................................   11.985154      11.662905             66
  01/01/2012 to 12/31/2012........................................   11.662905      13.029216             56

                                                                                           1.35% VARIABLE ACCOUNT CHARGE
                                                                                   ---------------------------------------------
                                                                                                                    NUMBER OF
                                                                                                                   ACCUMULATION
                                                                                   ACCUMULATION                       UNITS
                                                                                   UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                                   BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                      PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                                   ------------- ---------------- --------------
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005 to 12/31/2005........................................................    9.998890      10.978002           23
  01/01/2006 to 12/31/2006........................................................   10.978002      12.370963            6
  01/01/2007 to 12/31/2007........................................................   12.370963      12.674050           14
  01/01/2008 to 12/31/2008........................................................   12.674050       8.112797           36
  01/01/2009 to 12/31/2009........................................................    8.112797      10.332691           51
  01/01/2010 to 12/31/2010........................................................   10.332691      11.692655           76
  01/01/2011 to 12/31/2011........................................................   11.692655      11.101034           68
  01/01/2012 to 12/31/2012........................................................   11.101034      12.636476           57
MetLife Aggressive Strategy Sub-Account
  05/02/2011 to 12/31/2011........................................................   12.197355      10.449544            5
  01/01/2012 to 12/31/2012........................................................   10.449544      12.034607            5
MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive Allocation
 Sub-Account)
  05/01/2005 to 12/31/2005........................................................    9.998890      11.154317            0
  01/01/2006 to 12/31/2006........................................................   11.154317      12.728431            5
  01/01/2007 to 12/31/2007........................................................   12.728431      12.967316            6
  01/01/2008 to 12/31/2008........................................................   12.967316       7.618288            2
  01/01/2009 to 12/31/2009........................................................    7.618288       9.882922            7
  01/01/2010 to 12/31/2010........................................................    9.882922      11.280368            7
  01/01/2011 to 04/29/2011........................................................   11.280368      12.233901            0
SSgA Growth ETF Sub-Account
  05/01/2006 to 12/31/2006........................................................   10.707472      11.422896            0
  01/01/2007 to 12/31/2007........................................................   11.422896      11.902093            0
  01/01/2008 to 12/31/2008........................................................   11.902093       7.870891            0
  01/01/2009 to 12/31/2009........................................................    7.870891      10.024997            4
  01/01/2010 to 12/31/2010........................................................   10.024997      11.290529           12
  01/01/2011 to 12/31/2011........................................................   11.290529      10.902269            9
  01/01/2012 to 12/31/2012........................................................   10.902269      12.372127           10
SSgA Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006........................................................   10.516543      11.167932            0
  01/01/2007 to 12/31/2007........................................................   11.167932      11.612201            0
  01/01/2008 to 12/31/2008........................................................   11.612201       8.585165            0
  01/01/2009 to 12/31/2009........................................................    8.585165      10.578000           37
  01/01/2010 to 12/31/2010........................................................   10.578000      11.713478           37
  01/01/2011 to 12/31/2011........................................................   11.713478      11.679350           37
  01/01/2012 to 12/31/2012........................................................   11.679350      13.001985           51

                                                                                           1.60% VARIABLE ACCOUNT CHARGE
                                                                                   ---------------------------------------------
                                                                                                                    NUMBER OF
                                                                                                                   ACCUMULATION
                                                                                   ACCUMULATION                       UNITS
                                                                                   UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                                                   BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                                                      PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                                                   ------------- ---------------- --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006........................................................   14.560847      15.263925            4
  01/01/2007 to 12/31/2007........................................................   15.263925      15.520310           37
  01/01/2008 to 12/31/2008........................................................   15.520310      13.845478           33
  01/01/2009 to 12/31/2009........................................................   13.845478      15.343360           38
  01/01/2010 to 12/31/2010........................................................   15.343360      16.072959           25
  01/01/2011 to 12/31/2011........................................................   16.072959      16.783999           19
  01/01/2012 to 12/31/2012........................................................   16.783999      17.403721           18

                                                                1.60% VARIABLE ACCOUNT CHARGE
                                                        ---------------------------------------------
                                                                                         NUMBER OF
                                                                                        ACCUMULATION
                                                        ACCUMULATION                       UNITS
                                                        UNIT VALUE AT   ACCUMULATION   OUTSTANDING AT
                                                        BEGINNING OF   UNIT VALUE AT   END OF PERIOD
                                                           PERIOD     ENDING OF PERIOD (IN THOUSANDS)
                                                        ------------- ---------------- --------------
American Funds Global Small Capitalization Sub-Account
  01/01/2003 to 12/31/2003.............................    1.071466       1.618923           767
  01/01/2004 to 12/31/2004.............................    1.618923       1.925838           864
  01/01/2005 to 12/31/2005.............................    1.925838       2.375872           908
  01/01/2006 to 12/31/2006.............................    2.375872       2.900704         1,389
  01/01/2007 to 12/31/2007.............................    2.900704       3.466071         1,153
  01/01/2008 to 12/31/2008.............................    3.466071       1.585284           620
  01/01/2009 to 12/31/2009.............................    1.585284       2.516436           538
  01/01/2010 to 12/31/2010.............................    2.516436       3.031619           430
  01/01/2011 to 12/31/2011.............................    3.031619       2.412378           321
  01/01/2012 to 12/31/2012.............................    2.412378       2.805424           246
American Funds Growth-Income Sub-Account
  01/01/2003 to 12/31/2003.............................    6.621684       8.629786         1,100
  01/01/2004 to 12/31/2004.............................    8.629786       9.373505         1,145
  01/01/2005 to 12/31/2005.............................    9.373505       9.763169           953
  01/01/2006 to 12/31/2006.............................    9.763169      11.069431           767
  01/01/2007 to 12/31/2007.............................   11.069431      11.442093           647
  01/01/2008 to 12/31/2008.............................   11.442093       6.998060           462
  01/01/2009 to 12/31/2009.............................    6.998060       9.038552           299
  01/01/2010 to 12/31/2010.............................    9.038552       9.911591           199
  01/01/2011 to 12/31/2011.............................    9.911591       9.576075           158
  01/01/2012 to 12/31/2012.............................    9.576075      11.070735           139
American Funds Growth Sub-Account
  01/01/2003 to 12/31/2003.............................    8.236223      11.089070           841
  01/01/2004 to 12/31/2004.............................   11.089070      12.276345           905
  01/01/2005 to 12/31/2005.............................   12.276345      14.038347           783
  01/01/2006 to 12/31/2006.............................   14.038347      15.227786           672
  01/01/2007 to 12/31/2007.............................   15.227786      16.835174           521
  01/01/2008 to 12/31/2008.............................   16.835174       9.282170           370
  01/01/2009 to 12/31/2009.............................    9.282170      12.735065           304
  01/01/2010 to 12/31/2010.............................   12.735065      14.874351           201
  01/01/2011 to 12/31/2011.............................   14.874351      14.012637           143
  01/01/2012 to 12/31/2012.............................   14.012637      16.256137           125

----------
/(1)/Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced
     Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

/(2)/Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the
     MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. On April 29, 2011 Legg Mason Value Equity Portfolio merged with and into Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the Legg Mason ClearBridge Aggressive Growth Portfolio Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

/(3)/Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid
     Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

/(4)/Previously, the FIMid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

/(5)/Previously, the Morgan Stanley International Magnum Equity Sub-Account. On
     December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.

/(6)/Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the
     Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

/(7)/Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS
     Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

/(8)/Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus
     Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio. Effective May 1, 2010 Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio.

/(9)/April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock
     Large-Cap Core Portfolio.

/(10)/Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock
      Legacy Large Cap Growth Portfolio.

/(11)/On May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan
      Stanley Mid Cap Growth Portfolio.

/(12)/On or about April 29, 2011 the MetLife Aggressive Allocation Strategy
      Portfolio of the Metropolitan Fund merged into the MetLife Aggressive Strategy Portfolio of the Met Investors Series Trust.

                                  PREMIUM TAX

   Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                        CONTRACTS USED
                                      WITH TAX QUALIFIED ALL OTHER
            JURISDICTION               RETIREMENT PLANS  CONTRACTS
            ------------              ------------------ ---------
            California                       0.50%/1/      2.35%
            Florida                          1.00%/2/      1.00%/2/
            Maine                              --          2.00%
            Nevada                             --          3.50%
            South Dakota                       --          1.25%/3/
            West Virginia                    1.00%         1.00%
            Wyoming                            --          1.00%
            Puerto Rico                      1.00%         1.00%

----------
/1/Contracts sold to (S)408(a) IRA Trusts are taxed at 2.35%.

/2/Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.

/3/A special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. The Special Rate on large case policies is not subject to retaliation. The special tax rate of 1.25% applies to life insurance policies with a face value of $7,000 or less.

   See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

 TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN
                                 GROWTH SERIES

                                                                    PAGE
                                                                    -----
       THE COMPANY AND THE VARIABLE ACCOUNT........................ II-3
       INVESTMENT ADVICE........................................... II-3
       DISTRIBUTION OF THE CONTRACTS............................... II-6
       CALCULATION OF PERFORMANCE DATA............................. II-6
       CALCULATION OF YIELDS....................................... II-7
       NET INVESTMENT FACTOR....................................... II-8
       ANNUITY PAYMENTS............................................ II-9
       HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........ II-10
       HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.......... II-11
       THE FIXED ACCOUNT........................................... II-11
       TAX STATUS OF THE CONTRACTS................................. II-12
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............... II-13
       LEGAL MATTERS............................................... II-13
       FINANCIAL STATEMENTS........................................ 1

   If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

   New England Securities Corporation
   1095 Avenue of the Americas
   New York, New York 10036

      [_]American Growth Series--New England Variable Annuity Separate Account
      [_]Metropolitan Series Fund
      [_]Met Investors Series Trust
      [_]American Funds Insurance Series
      [_]My current address is:

                                           Name
                         -----------------        ----
                         Contract Number
                                          Address
                         -----------------        ----
                            Signature
                                                  ----
                                                  Zip